MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 78.8%
Corporate Debt — 44.5%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$300,000	$306,085
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
5.303% 9/06/29	430,000	432,961
5.875% 11/07/29	390,000	400,341
General Motors Financial Co., Inc.
5.800% 1/07/29	366,000	381,594
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	372,427
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	605,000	590,335
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	345,000	346,622
		2,524,280
Banks — 6.1%
Barclays PLC
5.200% 5/12/26	240,000	241,036
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	445,000	463,073
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (b)	385,000	395,191
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	375,000	389,620
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	346,000	364,661
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	390,000	398,287
First-Citizens Bank & Trust Co.
6.125% 3/09/28	275,000	285,020
HSBC Holdings PLC 1 day USD SOFR + 1.190%
4.619% VRN 11/06/31 (b)	300,000	300,925
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (b)	450,000	451,459
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (b)	305,000	304,049
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	360,000	364,931
National Australia Bank Ltd.
2.332% 8/21/30 (a)	400,000	362,854
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (b)	375,000	384,939
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	500,000	505,972
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (b)	357,000	351,539

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Synovus Bank
5.625% 2/15/28	$653,000	$666,994
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	300,000	311,470
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	369,000	382,239
Woori Bank
5.125% 8/06/28 (a)	800,000	817,643
		7,741,902
Building Materials — 0.8%
Cemex SAB de CV
5.450% 11/19/29 (a)	600,000	607,564
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	426,000	434,829
		1,042,393
Chemicals — 1.2%
Celanese US Holdings LLC
6.850% STEP 11/15/28	595,000	622,457
FMC Corp.
3.450% 10/01/29	625,000	554,351
Huntsman International LLC
4.500% 5/01/29	300,000	287,653
		1,464,461
Commercial Services — 1.1%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	393,476
Triton Container International Ltd.
2.050% 4/15/26 (a)	615,000	610,176
3.150% 6/15/31 (a)	425,000	382,910
		1,386,562
Computers — 0.8%
Dell International LLC/EMC Corp.
4.500% 2/15/31	305,000	304,565
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	363,000	379,175
Kyndryl Holdings, Inc.
3.150% 10/15/31	325,000	296,639
		980,379
Diversified Financial Services — 3.0%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	390,000	398,140
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	375,000	396,031
Aviation Capital Group LLC
5.125% 4/10/30 (a)	585,000	593,974

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd.
5.750% 11/15/29 (a)	$580,000	$601,726
BGC Group, Inc.
6.150% 4/02/30	750,000	776,583
Equitable America Global Funding
4.950% 6/09/30 (a)	380,000	387,010
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	600,000	615,180
		3,768,644
Electric — 2.1%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	496,065
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	780,000	774,780
Dayton Power & Light Co.
4.550% 8/15/30 (a)	300,000	298,841
NRG Energy, Inc.
4.734% 10/15/30 (a)	600,000	600,760
Pacific Gas & Electric Co.
5.550% 5/15/29	445,000	459,138
		2,629,584
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	500,000	518,250
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	485,000	469,383
Food — 0.5%
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	595,000	592,938
Forest Products & Paper — 0.4%
Suzano Austria GmbH
6.000% 1/15/29	450,000	463,453
Health Care - Services — 0.9%
Centene Corp.
2.450% 7/15/28	425,000	397,944
3.000% 10/15/30	450,000	402,542
Humana, Inc.
5.375% 4/15/31	300,000	310,166
		1,110,652
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/29 (a)	288,000	299,686
Insurance — 4.1%
American National Global Funding
5.250% 6/03/30 (a)	700,000	711,265

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	$347,000	$361,745
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	575,000	587,567
CNO Global Funding
2.650% 1/06/29 (a)	475,000	451,552
Enstar Group Ltd.
3.100% 9/01/31	650,000	584,185
Fortitude Global Funding
4.625% 10/06/28 (a)	253,000	253,050
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	358,000	372,888
GA Global Funding Trust
5.500% 1/08/29 (a)	165,000	169,591
Global Atlantic Fin Co.
4.400% 10/15/29 (a)	475,000	467,289
Jackson National Life Global Funding
4.550% 9/09/30 (a)	345,000	343,662
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	365,000	367,174
Protective Life Corp.
4.700% 1/15/31 (a)	210,000	210,662
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	305,000	305,611
		5,186,241
Internet — 0.2%
Meta Platforms, Inc.
4.200% 11/15/30	305,000	305,644
Investment Companies — 6.0%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	473,994
3.950% 7/15/26 (a)	545,000	542,973
ARES Capital Corp.
2.875% 6/15/28	315,000	301,045
5.950% 7/15/29	430,000	441,380
ARES Strategic Income Fund
6.350% 8/15/29	610,000	627,677
Blackstone Private Credit Fund
2.625% 12/15/26	643,000	631,687
Blackstone Secured Lending Fund
5.300% 6/30/30	400,000	397,811
Blue Owl Capital Corp.
8.450% 11/15/26	375,000	385,588
Blue Owl Credit Income Corp.
4.700% 2/08/27	783,000	779,919
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (c)	881,000	901,077
Golub Capital BDC, Inc.
6.000% 7/15/29 (c)	850,000	869,068
HPS Corporate Lending Fund
6.250% 9/30/29 (c)	235,000	243,438
6.750% 1/30/29	522,000	545,191

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	$400,000	$394,502
		7,535,350
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	550,000	529,521
Machinery - Diversified — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28	385,000	398,268
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	300,000	295,752
Cox Communications, Inc.
1.800% 10/01/30 (a)	350,000	306,303
News Corp.
3.875% 5/15/29 (a)	575,000	557,903
Paramount Global
7.875% 7/30/30	475,000	513,822
		1,673,780
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	500,000	485,069
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	300,000	305,502
Oil & Gas — 4.5%
Antero Resources Corp.
5.375% 3/01/30 (a)	300,000	304,153
Continental Resources, Inc.
5.750% 1/15/31 (a)	575,000	589,596
Helmerich & Payne, Inc.
4.850% 12/01/29 (c)	760,000	764,956
Occidental Petroleum Corp.
5.200% 8/01/29	425,000	435,621
Ovintiv, Inc.
7.200% 11/01/31	350,000	386,392
8.125% 9/15/30	215,000	245,390
Patterson-UTI Energy, Inc.
3.950% 2/01/28	615,000	608,055
Santos Finance Ltd.
3.649% 4/29/31 (a)	425,000	398,232
Sunoco LP
5.875% 7/15/27 (a)	315,000	315,788
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	600,000	601,299
Viper Energy Partners LLC
4.900% 8/01/30	359,000	363,118

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Woodside Finance Ltd.
5.400% 5/19/30	$600,000	$616,103
		5,628,703
Pharmaceuticals — 0.5%
Mylan, Inc.
4.550% 4/15/28	570,000	570,602
Pipelines — 0.8%
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	396,846
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	200,000	201,128
Targa Resources Corp.
4.350% 1/15/29	168,000	168,466
Western Midstream Operating LP
4.800% 3/01/31	305,000	304,872
		1,071,312
Real Estate Investment Trusts (REITS) — 3.0%
EPR Properties
3.750% 8/15/29	175,000	169,535
4.500% 6/01/27	500,000	500,764
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	475,000	462,507
Highwoods Realty LP
4.200% 4/15/29	400,000	393,878
Omega Healthcare Investors, Inc.
5.200% 7/01/30	570,000	580,079
Piedmont Operating Partnership LP
9.250% 7/20/28	670,000	740,302
Store Capital LLC
2.750% 11/18/30	300,000	273,125
4.500% 3/15/28	310,000	310,945
Vornado Realty LP
2.150% 6/01/26	403,000	398,558
		3,829,693
Retail — 1.0%
Advance Auto Parts, Inc.
1.750% 10/01/27	375,000	355,647
Genuine Parts Co.
1.875% 11/01/30	350,000	307,508
InRetail Consumer
3.250% 3/22/28 (a)	550,000	537,133
		1,200,288
Semiconductors — 0.7%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	545,000	562,546

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
SK Hynix, Inc.
4.250% 9/11/28 (a)	$300,000	$300,944
		863,490
Software — 0.2%
Oracle Corp.
4.450% 9/26/30	315,000	308,176
Telecommunications — 0.2%
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	250,000	243,958
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	516,000	508,977
6.000% 6/16/30 (c)	275,000	278,488
		787,465
TOTAL CORPORATE DEBT (Cost $55,397,505)		56,221,714
Non-U.S. Government Agency Obligations — 34.0%
Automobile Asset-Backed Securities — 5.4%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	470,000	474,899
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C
6.022% 5/17/32 (a)	379,504	385,082
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	500,000	501,263
Carvana Auto Receivables Trust, Series 2024-N1, Class A3
5.600% 3/10/28 (a)	324,754	325,477
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	508,989
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	234,415	233,108
Series 2025-3A, Class A2, 4.520% 7/17/28 (a)	455,000	455,947
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	411,927	412,866
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,019,826
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	406,253
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	600,000	601,272
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	700,000	702,101
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	496,932	498,494
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	267,551	270,712
		6,796,289

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 2.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (b) (d)	$1,015,000	$253,652
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.066% FRN 1/15/36 (a) (b)	2,106,000	2,019,204
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 6.616% FRN 1/15/36 (a) (b)	760,000	717,523
		2,990,379
Credit Card Asset-Backed Securities — 1.4%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	1,245,000	1,248,760
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	505,873
		1,754,633
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.760% FRN 10/25/34 (b)	26,809	26,221
Other Asset-Backed Securities — 17.7%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.065% FRN 9/15/41 (a) (b)	14,653	14,568
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
5.696% FRN 10/20/31 (a) (b)	2,352,000	2,355,403
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,002,836
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	501,590
Series 2024-X2, Class B, 5.330% 12/17/29 (a)	700,000	700,998
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.384% FRN 10/18/31 (a) (b)	500,000	500,088
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
5.696% FRN 10/20/31 (a) (b)	1,700,000	1,701,129
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,604,025
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	280,798	278,107
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.505% FRN 10/15/31 (a) (b)	1,000,000	1,000,290
CBAMR Ltd., Series 2019-9A, Class AR, 3 mo. USD Term SOFR + 1.630%
5.535% FRN 7/15/37 (a) (b)	600,000	601,531
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	358,832
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	587,041	583,063

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	$336,763	$337,309
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	198,427	199,351
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	322,188	328,755
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	261,236	260,143
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
5.072% FRN 1/22/35 (a) (b)	500,000	500,196
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	404,201	379,646
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	61,047	60,039
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.988% FRN 12/25/37 (a) (b)	500,000	500,724
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.520% FRN 7/25/30 (a) (b)	1,375,000	1,375,000
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	844,412	776,620
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	500,000	503,703
PFS Financing Corp., Series 2023-A, Class B
6.330% 3/15/28 (a)	800,000	803,863
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	120,952	121,476
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	306,457	307,212
Reach ABS Trust, Series 2025-2A, Class A
4.930% 8/18/32 (a)	296,361	297,679
SoFi Consumer Loan Program Trust, Series 2025-3, Class A
4.470% 8/15/34 (a)	311,328	312,265
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.564% FRN 4/18/33 (a) (b)	750,000	750,041
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	356,125	355,037
Verizon Master Trust, Series 2023-1, Class B
4.740% 1/22/29	300,000	302,364
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.175% FRN 10/15/35 (a) (b)	750,000	750,007
		22,423,890
Student Loans Asset-Backed Securities — 4.3%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
4.528% FRN 3/28/68 (b)	249,708	228,466
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
5.496% FRN 11/26/46 (a) (b)	214,082	213,350

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	$219,039	$200,237
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	77,260
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	66,091
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	34,003
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	141,087
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	923,261	904,957
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	79,908	79,809
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
5.296% FRN 2/25/67 (a) (b)	1,000,000	954,629
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 4.755% FRN 7/25/55 (b)	323,457	304,276
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 4.825% FRN 10/25/40 (b)	344,164	316,552
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 5.075% FRN 7/25/39 (b)	209,642	200,935
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650%
5.634% FRN 9/15/53 (a) (b)	695,150	706,639
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	844,650
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
4.875% FRN 10/25/40 (b)	207,039	185,228
		5,458,169
Whole Loan Collateral Collateralized Mortgage Obligations — 2.8%
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	645,650	647,378
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	645,650	647,775
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
6.124% VRN 2/25/34 (b) (d)	21,871	21,067
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (b) (d)	2,247,000	1,821,285
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (d)	396,111	398,510
		3,536,015
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,821,255)		42,985,596
Sovereign Debt Obligations — 0.3%
Mexico Government International Bond
2.659% 5/24/31	350,000	311,500
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $311,324)		311,500

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities(e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp.(b)
Pool #1Q0239 1 yr. CMT + 2.136% 6.325% FRN 3/01/37	$33,549	$34,225
TOTAL BONDS & NOTES (Cost $100,564,273)		99,553,035
TOTAL LONG-TERM INVESTMENTS (Cost $100,564,273)		99,553,035
Short-Term Investments — 20.8%
Commercial Paper — 19.7%
Alimentation Couche-Tard, Inc.
4.250% 1/22/26 (a)	3,000,000	2,992,817
AutoZone, Inc.
3.785% 1/08/26 (a)	3,500,000	3,497,066
Bell Telephone Co. of Canada or Bell Canada
3.978% 1/12/26 (a)	3,000,000	2,996,162
4.223% 3/03/26 (a)	1,000,000	993,369
Entergy Corp.
3.991% 3/13/26 (a)	2,000,000	1,984,488
Fidelity National Information Services, Inc.
4.150% 1/07/26 (a)	2,000,000	1,998,515
Fortive Corp.
4.122% 1/07/26 (a)	2,000,000	1,998,514
Keurig Dr. Pepper, Inc.
4.357% 1/16/26 (a)	3,500,000	3,494,092
ONEOK, Inc.
3.931% 1/05/26 (a)	1,000,000	999,471
Oracle Corp.
4.016% 2/02/26 (a)	1,000,000	996,468
Penske Truck Leasing Co. LP
4.163% 1/26/26	2,000,000	1,994,273
Tampa Electric Co.
3.940% 2/06/26 (a)	1,000,000	995,979
		24,941,214
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (f)	776,440	776,440
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (g)	$592,676	592,676
TOTAL SHORT-TERM INVESTMENTS (Cost $26,310,960)		26,310,330
TOTAL INVESTMENTS — 99.6% (Cost $126,875,233) (h)		125,863,365
Other Assets/(Liabilities) — 0.4%		535,799
NET ASSETS — 100.0%		$126,399,164

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $86,723,768 or 68.61% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $3,071,174 or 2.43% of net assets. The Fund received $2,359,859 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(g)	Maturity value of $592,742. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $604,534.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/26	368	$76,874,289	$(39,914)
Short
U.S. Treasury Note 10 Year	3/20/26	19	$(2,151,556)	$15,243
U.S. Treasury Ultra 10 Year	3/20/26	5	(573,733)	(1,345)
U.S. Treasury Note 5 Year	3/31/26	244	(26,750,856)	80,512
				$94,410

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 87.4%
Corporate Debt — 2.6%
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$550,000	$547,273
Hyundai Capital America
5.250% 1/08/27 (a)	1,000,000	1,011,389
		1,558,662
Biotechnology — 0.2%
CSL Finance PLC
3.850% 4/27/27 (a)	550,000	549,383
Insurance — 1.3%
CNO Global Funding
5.875% 6/04/27 (a)	500,000	511,052
Equitable Financial Life Global Funding
4.600% 4/01/27 (a)	550,000	553,759
GA Global Funding Trust
2.250% 1/06/27 (a)	550,000	539,907
Jackson National Life Global Funding
4.900% 1/13/27 (a)	525,000	529,229
Protective Life Global Funding
4.992% 1/12/27 (a)	515,000	520,038
		2,653,985
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	550,000	557,211
TOTAL CORPORATE DEBT (Cost $5,314,670)		5,319,241
Non-U.S. Government Agency Obligations — 64.1%
Automobile Asset-Backed Securities — 27.4%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	1,462,583	1,465,088
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	2,031,527	2,039,055
Series 2024-3, Class B, 5.660% 8/14/28 (a)	851,450	853,203
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,800,000	2,823,144
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	3,400,000	3,360,865
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	1,533,333	1,530,271
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	473,394	475,896
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2
4.350% 6/15/28	1,000,000	1,000,991

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Carvana Auto Receivables Trust
Series 2021-N3, Class B, 0.660% 6/12/28	$432,905	$418,974
Series 2022-N1, Class A2, 3.210% 12/11/28 (a)	818,577	811,502
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	3,000,000	2,993,183
Series 2024-A, Class B, 5.650% 5/15/28 (a)	919,207	920,193
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	658,116	659,337
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	762,030	759,472
Series 2021-3A, Class D, 1.550% 6/15/27	1,238,087	1,229,467
Series 2021-4A, Class D, 1.960% 1/17/28	541,689	539,785
Series 2022-2A, Class D, 4.560% 7/17/28	3,582,660	3,583,373
Series 2025-3A, Class A2, 4.830% 1/18/28	606,358	607,478
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	1,500,000	1,501,835
Series 2025-1, Class A2, 4.830% 10/16/28	575,239	576,307
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	919,060	921,105
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	1,172,076	1,165,538
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	992,433	991,932
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	1,000,000	1,001,667
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	1,217,815	1,231,285
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,014,709
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	553,690	560,052
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	470,774	471,847
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	850,000	850,770
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	1,340,466	1,348,265
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	2,365,000	2,380,326
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,103,029
Oscar US Funding XII LLC, Series 2021-1A, Class A4
1.000% 4/10/28 (a)	291,702	290,800
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	1,100,000	1,101,196
SBNA Auto Receivables Trust, Series 2025-SF1, Class B
5.120% 3/17/31 (a)	232,192	232,335
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	3,140,000	3,145,899
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a) (b)	2,157,682	1,291,863
Series 2025-2A, Class A, 5.120% 1/16/29 (a) (b)	2,732,705	1,718,291
VStrong Auto Receivables Trust, Series 2024-A, Class A3
5.620% 12/15/28 (a)	1,506,265	1,512,867
Westlake Automobile Receivables Trust
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	2,500,000	2,503,062
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	2,129,709	2,136,404
		55,122,661

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 1.6%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	$2,457,000	$2,276,895
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.050% FRN 2/15/39 (a) (c)	900,000	889,397
		3,166,292
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.461% FRN 4/25/36 (c)	471,494	468,553
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.106% FRN 3/25/37 (c)	122,844	122,134
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,542,748	1,545,818
		2,136,505
Other Asset-Backed Securities — 23.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.065% FRN 9/15/41 (a) (c)	15,752	15,661
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	314,118	315,642
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.450% 10/15/30 (a)	951,666	952,734
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	1,067,978	1,069,750
Series 2024-X2, Class A, 5.220% 12/17/29 (a)	54,892	54,917
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	1,000,000	1,001,619
Series 2024-A, Class A, 5.610% 2/15/29 (a)	2,960,000	2,964,793
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,834,520	1,838,640
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	1,052,993	1,055,172
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	405,143	402,325
Series 2023-A, Class A, 5.550% 4/17/36 (a)	209,114	209,320
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,500,000	1,493,523
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.680% 7/22/27 (a)	1,323,000	1,327,876
Series 2024-1, Class A3, 5.390% 3/22/30 (a)	503,376	507,068
Dext ABS LLC
Series 2025-2, Class A2, 4.100% 4/17/28 (a)	1,200,000	1,200,463
Series 2025-1, Class A2, 4.590% 8/16/27 (a)	833,127	835,056
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	489,062	489,769
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,060,802	993,663
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	3,000,000	3,024,014
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	1,000,000	1,002,887

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	$1,388,988	$1,395,454
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	458,033	461,112
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	486,551	491,310
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	2,002,245	2,006,927
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	40,505	40,125
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,460,455	3,258,530
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	1,954,658	1,797,730
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	973,053	975,847
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,199,607	1,203,163
Series 2024-5, Class A, 6.278% 10/15/31 (a)	539,164	542,699
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	2,186,245	2,193,885
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	141,844	142,459
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,323,682	1,324,044
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	2,110,125	2,112,626
SoFi Consumer Loan Program Trust
Series 2025-4, Class A, 4.240% 8/25/35 (a)	885,292	885,828
Series 2025-1, Class A, 4.800% 2/27/34 (a)	2,715,762	2,725,834
Series 2025-2, Class A, 4.820% 6/25/34 (a)	789,057	792,432
Verdant Receivables LLC, Series 2025-1A, Class A2
4.850% 3/13/28 (a)	1,247,824	1,252,848
Verizon Master Trust, Series 2023-4, Class B
4.570% 6/20/29	2,700,000	2,707,833
		47,065,578
Student Loans Asset-Backed Securities — 4.5%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	98,125	76,570
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,809
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 4.746% FRN 1/25/47 (a) (c)	92,625	89,315
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,659,823	2,452,619
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	499,057	473,142
Series 2018-A, Class B, 3.680% 2/18/42 (a)	445,276	441,254
SMB Private Education Loan Trust
Series 2015-A, Class C, 4.500% 10/15/48 (a)	2,745,000	2,743,191
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.735% FRN 7/15/36 (a) (c)	251,548	251,185
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,441,369	2,441,899
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	173,000	171,732
		9,149,716

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 6.1%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (c) (d)	$1,657,247	$1,596,572
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (c) (d)	183,037	179,959
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.939% FRN 8/25/49 (a) (c)	522,495	501,023
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (c) (d)	5,909,711	5,468,478
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c) (d)	164,881	160,156
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.006% FRN 11/25/36 (c)	28,268	29,120
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (c) (d)	491,955	412,590
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.796% FRN 2/25/60 (a) (c)	172,481	170,847
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (c) (d)	563,528	499,731
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c) (d)	1,783,485	1,704,254
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (c) (d)	1,000,000	899,869
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c) (d)	164,509	163,314
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (c) (d)	658,609	585,661
		12,371,574
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,821,470)		129,012,326
U.S. Government Agency Obligations and Instrumentalities (e) — 2.0%
Whole Loans — 2.0%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.724% FRN 11/25/41 (a) (c)	301,379	301,401
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.174% FRN 2/25/42 (a) (c)	626,247	627,677
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.824% FRN 6/25/42 (a) (c)	1,193,681	1,214,722
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 5.774% FRN 4/25/42 (a) (c)	122,859	123,165
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.774% FRN 6/25/43 (a) (c)	605,023	609,605

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.374% FRN 4/25/43 (a) (c)	$1,113,086	$1,124,478
		4,001,048
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,984,074)		4,001,048
U.S. Treasury Obligations — 18.7%
U.S. Treasury Bonds & Notes — 18.7%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	125,053	67,705
0.125% 2/15/52	818,699	433,898
0.250% 2/15/50	633,185	365,300
0.625% 2/15/43	849,660	633,389
0.750% 2/15/42	864,516	674,124
0.750% 2/15/45	1,106,088	807,902
0.875% 2/15/47	269,750	194,867
1.000% 2/15/46	137,407	103,780
1.000% 2/15/48	462,102	338,204
1.000% 2/15/49	394,624	284,472
1.375% 2/15/44	628,641	527,233
1.500% 2/15/53	766,703	599,092
2.125% 2/15/40	376,583	373,334
2.125% 2/15/41	594,688	583,070
2.125% 2/15/54	742,595	668,582
2.375% 2/15/55	722,246	686,717
2.500% 1/15/29	151,643	156,623
3.375% 4/15/32	366,848	405,412
3.875% 4/15/29	198,048	213,478
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,138,896	1,081,223
0.125% 1/15/31	2,001,120	1,867,492
0.125% 7/15/31	1,457,700	1,352,297
0.125% 1/15/32	1,644,314	1,504,443
0.250% 7/15/29	1,527,384	1,472,777
0.625% 7/15/32	1,680,840	1,579,026
0.750% 7/15/28 (f)	1,426,744	1,410,504
0.875% 1/15/29	1,289,410	1,270,311
1.125% 10/15/30	1,107,183	1,091,465
1.125% 1/15/33	1,530,200	1,470,305
1.375% 7/15/33	2,144,020	2,092,830
1.625% 10/15/29	1,552,065	1,568,752
1.625% 4/15/30	1,534,155	1,543,280
1.750% 1/15/34	2,118,340	2,109,411
1.875% 7/15/34	1,660,144	1,666,674
1.875% 7/15/35	1,673,018	1,671,269
2.125% 4/15/29	1,473,640	1,505,911
2.125% 1/15/35	1,856,988	1,892,768

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2.375% 10/15/28	$1,381,848	$1,423,920
		37,691,840
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,933,079)		37,691,840
TOTAL BONDS & NOTES (Cost $180,053,293)		176,024,455
	Number of Shares
Exchange-Traded Funds — 1.1%
Exchange-Traded Funds — 1.1%
iShares Ultra Short Duration Bond Active ETF	43,200	2,184,624
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,832)		2,184,624
TOTAL LONG-TERM INVESTMENTS (Cost $182,246,125)		178,209,079
Short-Term Investments — 11.1%
	Principal Amount
Commercial Paper — 5.0%
Alimentation Couche-Tard, Inc.
4.172% 1/09/26 (a)	$4,000,000	3,996,105
S&P Global, Inc.
3.963% 1/09/26 (a)	4,000,000	3,996,175
TransCanada PipeLines Ltd.
4.140% 1/28/26 (a)	2,000,000	1,993,973
		9,986,253
Repurchase Agreement — 6.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (g)	12,203,513	12,203,513
TOTAL SHORT-TERM INVESTMENTS (Cost $22,190,312)		22,189,766
TOTAL INVESTMENTS — 99.6% (Cost $204,436,437) (h)		200,398,845
Other Assets/(Liabilities) — 0.4%		737,308
NET ASSETS — 100.0%		$201,136,153

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $134,114,209 or 66.68% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $3,010,154 or 1.50% of net assets.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	Maturity value of $12,204,869. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $12,447,667.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/26	2	$224,750	$125
Short
U.S. Treasury Long Bond	3/20/26	4	$(467,330)	$4,955
U.S. Treasury Ultra 10 Year	3/20/26	4	(460,375)	312
U.S. Treasury Ultra Bond	3/20/26	2	(240,306)	4,306
U.S. Treasury Note 2 Year	3/31/26	160	(33,420,313)	14,063
U.S. Treasury Note 5 Year	3/31/26	34	(3,714,500)	(1,859)
				$21,777

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$15,134	$—	$15,134
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	28,134	—	28,134
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	73,418	—	73,418
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	11,692	—	11,692
							$128,378	$—	$128,378

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/29/26	USD	49,935,049	$1,056,029	$—	$1,056,029
Fed Funds + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	3/02/26	USD	14,707,253	83,527	—	83,527
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/26	USD	22,000,000	(48,462)	—	(48,462)
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	6/01/26	USD	66,000,000	(41,063)	—	(41,063)
								$1,050,031	$—	$1,050,031

Currency Legend
USD	U.S. Dollar

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.8%
Corporate Debt — 39.2%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,441,418
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	188,950	188,813
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
5.303% 9/06/29	1,535,000	1,545,568
General Motors Co.
5.150% 4/01/38	1,295,000	1,246,143
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	2,025,000	2,027,753
		4,819,464
Banks — 7.8%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	885,000	776,645
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (b)	2,100,000	1,977,644
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	3,110,000	3,158,846
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,856,000	1,930,105
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,200,000	1,160,938
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	2,648,000	2,825,339
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,775,000	2,748,896
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,155,000	1,208,497
Citigroup, Inc.
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33 (b)	345,000	316,042
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	2,110,000	2,147,830
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	825,000	857,262
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (b) (c)	1,000,000	997,087
First Citizens BancShares, Inc. 5 yr. CMT + 1.850%
5.600% VRN 9/05/35 (b)	2,175,000	2,171,217
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	1,976,000	2,054,871
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c)	2,819,000	2,914,708
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	750,000	781,548
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c) (d)	3,925,000	3,810,881
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	542,000	524,521
JP Morgan Chase & Co.

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32 (b)	$10,000	$9,024
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (b)	540,000	512,269
5 yr. CMT + 2.152% 6.500% VRN (b) (c)	1,992,000	2,069,909
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	550,000	569,655
5 yr. CMT + 3.913% 8.000% VRN (b) (c)	2,050,000	2,217,741
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (b)	2,900,000	2,639,063
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (b)	910,000	902,081
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (b)	2,435,000	2,476,882
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c)	900,000	833,803
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	2,375,000	2,519,421
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c) (d)	3,302,000	3,372,706
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	1,860,000	1,930,267
Synovus Bank/Columbus GA 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,681,000	1,690,329
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	2,075,000	2,154,332
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	2,597,000	2,738,650
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c)	1,970,000	2,000,659
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	873,000	892,120
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	1,350,000	1,317,459
Wells Fargo & Co.
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (b)	1,000,000	1,035,877
5 yr. CMT + 2.767% 6.850% VRN (b) (c)	1,695,000	1,771,299
		66,016,423
Building Materials — 0.4%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	2,375,000	2,424,222
6.125% 7/31/32 (a)	948,000	973,176
		3,397,398
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,635,000	2,756,593
Dow Chemical Co.
5.600% 2/15/54	1,121,000	974,138
FMC Corp.
3.450% 10/01/29	1,375,000	1,219,573
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,805,000	2,220,174
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,474,635
		8,645,113

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.4%
Element Fleet Management Corp.
4.641% 11/24/30 (a)	$1,476,000	$1,480,116
Triton Container International Ltd.
3.150% 6/15/31 (a)	2,250,000	2,027,174
		3,507,290
Computers — 0.3%
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	1,272,000	1,271,736
Kyndryl Holdings, Inc.
3.150% 10/15/31	1,125,000	1,026,825
		2,298,561
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b)	1,100,000	1,134,631
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,350,000	1,331,417
Apollo Global Management, Inc., (Acquired 5/16/24-9/23/24, Cost $1,998,976),
5.800% 5/21/54 (e)	1,949,000	1,913,538
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	2,335,000	2,304,589
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	2,600,000	2,571,672
BGC Group, Inc.
6.150% 4/02/30	1,275,000	1,320,191
6.600% 6/10/29	2,645,000	2,758,323
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,174,979
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	2,820,000	2,802,768
		18,312,108
Electric — 1.5%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	2,598,000	2,645,824
Dayton Power & Light Co.
4.550% 8/15/30 (a)	1,100,000	1,095,751
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	956,000	948,027
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	1,707,000	1,714,874
5 yr. CMT + 2.006% 6.200% VRN 2/15/56 (b)	465,000	465,317
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,865,000	1,823,366
Pacific Gas & Electric Co.
5.700% 3/01/35	975,000	1,002,363

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sempra 5 yr. CMT + 2.868%
4.125% VRN 4/01/52 (b)	$3,088,000	$3,025,243
		12,720,765
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,812,000	1,590,610
Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	450,000	463,918
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	2,735,000	2,420,533
		2,884,451
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	1,125,000	1,053,382
3.000% 10/15/30	2,445,000	2,187,145
Elevance Health, Inc.
5.000% 1/15/36	958,000	952,213
5.375% 6/15/34	190,000	196,349
HCA, Inc.
5.900% 6/01/53	1,615,000	1,581,181
Humana, Inc.
5.750% 4/15/54 (d)	2,055,000	1,933,180
UnitedHealth Group, Inc.
5.750% 7/15/64	1,021,000	996,810
		8,900,260
Insurance — 8.4%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	2,000,000	2,076,084
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.051% VRN 8/15/53 (b)	2,220,000	2,220,462
American National Global Funding
5.250% 6/03/30 (a)	1,950,000	1,981,382
American National Group, Inc.
5.750% 10/01/29	1,675,000	1,733,304
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	850,000	850,915
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,881,793
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	893,000	924,483
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	628,000	654,686
Athene Holding Ltd., (Acquired 10/07/24, Cost $2,270,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	2,270,000	2,265,696
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	2,450,000	2,356,973
Belrose Funding Trust II
6.792% 5/15/55 (a)	2,275,000	2,362,230

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	$2,191,000	$2,238,884
Brighthouse Financial, Inc.
4.700% 6/22/47	1,000,000	735,839
CNO Financial Group, Inc.
6.450% 6/15/34	2,113,000	2,235,430
CNO Global Funding
4.700% 12/11/30 (a)	1,531,000	1,532,964
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	5,134,000	5,257,400
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	4,345,000	4,279,306
Enstar Group Ltd.
3.100% 9/01/31	1,175,000	1,056,027
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,980,000	1,984,929
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.042% FRN 1/08/42 (a) (b)	6,000,000	6,004,693
Fortitude Global Funding
4.625% 10/06/28 (a)	1,835,000	1,835,362
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	2,005,053
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	2,379,000	2,430,281
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	2,090,000	2,099,796
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	596,000	615,356
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	3,245,000	3,199,710
MetLife Capital Trust IV
7.875% 12/15/67 (a)	1,520,000	1,680,352
Omnis Funding Trust
6.722% 5/15/55 (a)	1,945,000	2,022,513
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (b)	825,000	852,470
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	2,200,000	2,204,404
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	90,000	87,559
6.875% 4/15/34 (a)	2,381,000	2,607,115
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,075,152
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.080% FRN 1/08/29 (a) (b)	3,276,000	3,318,260
		70,666,863
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	2,605,000	2,500,203
Investment Companies — 3.1%
Antares Holdings LP
3.950% 7/15/26 (a)	2,425,000	2,415,982
6.500% 2/08/29 (a)	4,250,000	4,342,145
ARES Strategic Income Fund

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5.450% 9/09/28 (a)	$2,092,000	$2,109,486
6.350% 8/15/29	2,661,000	2,738,110
Blackstone Secured Lending Fund
5.125% 1/31/31 (d)	2,655,000	2,621,944
Blue Owl Credit Income Corp.
5.800% 3/15/30	2,720,000	2,716,628
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	2,083,000	2,130,470
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	3,886,000	3,973,172
HPS Corporate Lending Fund
5.450% 1/14/28	1,100,000	1,111,738
6.250% 9/30/29 (d)	1,815,000	1,880,171
		26,039,846
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (a)	99,450	49,725
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	850,000	847,938
6.484% 10/23/45	1,925,000	1,809,820
News Corp.
3.875% 5/15/29 (a)	1,375,000	1,334,117
5.125% 2/15/32 (a)	1,150,000	1,133,540
Paramount Global
6.875% 4/30/36	2,010,000	1,977,279
Time Warner Cable LLC
5.500% 9/01/41	490,000	430,050
5.875% 11/15/40	1,905,000	1,762,798
		9,295,542
Oil & Gas — 3.0%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	2,205,000	2,273,814
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,925,000	1,973,866
Helmerich & Payne, Inc.
5.500% 12/01/34 (d)	3,360,000	3,308,033
Occidental Petroleum Corp.
5.375% 1/01/32	1,250,000	1,279,998
6.050% 10/01/54	3,121,000	2,985,090
Ovintiv, Inc.
5.150% 11/15/41	550,000	473,305
6.500% 2/01/38	1,380,000	1,446,003
7.100% 7/15/53	1,709,000	1,816,050
Patterson-UTI Energy, Inc.
7.150% 10/01/33	1,825,000	1,953,189
Petroleos Mexicanos
6.375% 1/23/45	585,000	471,163
6.625% 6/15/38	202,000	183,012

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	$3,099,000	$3,065,843
Santos Finance Ltd.
5.750% 11/13/35 (a)	1,951,000	1,940,161
6.875% 9/19/33 (a)	1,825,000	1,996,114
		25,165,641
Pharmaceuticals — 0.8%
Bayer US Finance II LLC
4.400% 7/15/44 (a)	436,000	351,758
4.625% 6/25/38 (a)	1,310,000	1,199,795
CVS Health Corp.
4.780% 3/25/38	150,000	141,587
5.125% 7/20/45	260,000	234,730
5.875% 6/01/53	675,000	655,423
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (b)	250,000	261,092
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (b)	1,240,000	1,300,820
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,251,974	1,283,395
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,115,000	1,737,137
		7,165,737
Pipelines — 1.6%
Columbia Pipelines Holding Co. LLC
4.999% 11/17/32 (a)	2,175,000	2,174,806
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,099,000	1,128,248
Energy Transfer LP
5.950% 5/15/54	1,041,000	986,505
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	2,040,000	2,033,250
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,585,000	1,622,965
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	1,206,000	1,198,106
ONEOK, Inc.
5.450% 6/01/47	2,215,000	2,036,367
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.223% VRN (b) (c)	2,590,000	2,597,348
		13,777,595
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,398,959
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a) (d)	1,142,000	757,714
		2,156,673
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	2,141,000	1,894,618

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
EPR Properties
3.600% 11/15/31	$880,000	$815,538
3.750% 8/15/29	1,650,000	1,598,476
Essential Properties LP
5.400% 12/01/35	1,534,000	1,536,822
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,580,000	3,485,843
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	2,280,000	2,183,845
Piedmont Operating Partnership LP
5.625% 1/15/33	1,208,000	1,220,379
6.875% 7/15/29 (d)	1,325,000	1,406,121
9.250% 7/20/28	2,272,000	2,510,398
Service Properties Trust
4.950% 10/01/29 (d)	1,320,000	1,144,144
Store Capital LLC
4.625% 3/15/29	1,965,000	1,957,760
5.400% 4/30/30 (a)	1,400,000	1,426,069
		21,180,013
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,772,000	2,897,950
Software — 0.7%
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,511,170
Oracle Corp.
4.800% 8/03/28	385,000	386,917
5.200% 9/26/35	2,208,000	2,115,442
5.375% 9/27/54	1,075,000	869,432
5.950% 9/26/55 (d)	1,100,000	974,616
		5,857,577
Telecommunications — 0.5%
AT&T, Inc.
3.550% 9/15/55	2,343,000	1,559,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% 9/20/29 (a)	906,750	914,513
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,501,804
		3,975,917
Trucking & Leasing — 0.1%
GATX Corp.
5.500% 6/15/35	1,266,000	1,297,295
Venture Capital — 0.5%
Hercules Capital, Inc.
3.375% 1/20/27	3,080,000	3,038,265

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 6/16/30 (d)	$1,175,000	$1,189,902
		4,228,167
TOTAL CORPORATE DEBT (Cost $330,701,689)		330,977,418
Non-U.S. Government Agency Obligations — 24.3%
Automobile Asset-Backed Securities — 1.5%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C
4.640% 1/15/30	2,000,000	2,008,347
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	3,032,437
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	3,007,791
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	1,058,110	1,072,248
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,744,978
		12,865,801
Commercial Mortgage-Backed Securities — 6.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (a) (b) (f)	1,280,000	1,254,376
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (b) (f)	3,165,000	2,365,552
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (b) (f)	3,150,000	2,565,831
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (b) (f)	4,800,000	3,681,901
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (b) (f)	3,100,000	2,144,594
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (b) (f)	11,548,000	8,781,422
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (b) (f)	3,290,000	2,412,934
BX Commercial Mortgage Trust, Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741%
5.491% FRN 5/15/34 (a) (b)	1,183,420	1,183,420
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (a)	1,110,000	1,051,077
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (b) (f)	700,000	645,835
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.330% FRN 1/15/39 (a) (b)	1,057,000	1,056,026
Series 2023-LIFE, Class C, 5.884% 2/15/28 (a)	600,000	586,127
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (a)	805,000	745,278
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (a) (b) (f)	1,000,000	920,456
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (a) (b) (f)	700,000	624,263
Series 2019-GC41, Class C, 3.502% 8/10/56	1,259,000	1,089,284
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (b) (f)	1,357,000	1,118,736
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
5.891% FRN 5/15/41 (a) (b)	1,532,000	1,536,288
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (a)	880,000	840,601

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	$900,000	$850,154
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.500% FRN 2/15/39 (a) (b)	3,500,000	3,471,181
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.850% FRN 2/15/39 (a) (b)	5,800,000	5,760,901
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.050% FRN 2/15/39 (a) (b)	3,200,000	3,162,303
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.874% VRN 10/13/33 (a) (b) (f)	3,300,000	3,304,510
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.615% FRN 3/15/38 (a) (b)	1,784,300	1,770,439
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	1,185,000	965,239
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	1,085,000	1,006,665
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	645,913	647,692
Velocity Commercial Capital Loan Trust, Series 2025-4, Class A,
5.190% VRN 9/25/55 (a) (b) (f)	2,123,535	2,114,707
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	372,289
		58,030,081
Home Equity Asset-Backed Securities — 0.4%
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,251,962	1,249,258
Vista Point Securitization Trust, Series 2025-CES3, Class A1,
5.297% STEP 11/25/55 (a)	2,176,690	2,174,887
		3,424,145
Other Asset-Backed Securities — 11.2%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
5.014% FRN 4/20/32 (a) (b)	698,958	698,957
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.932% FRN 1/20/39 (a) (b)	3,000,000	3,002,421
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.298% FRN 7/25/37 (a) (b)	2,000,000	2,006,074
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.384% FRN 1/20/33 (a) (b)	1,750,000	1,750,525
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.397% FRN 7/10/37 (a) (b)	1,000,000	1,003,051
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.368% FRN 7/25/37 (a) (b)	1,700,000	1,706,122

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
5.371% FRN 10/25/38 (a) (b)	$1,750,000	$1,754,447
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR5, 3 mo. USD Term SOFR + 1.250%
5.204% FRN 10/20/38 (a) (b)	3,000,000	3,001,023
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.414% FRN 7/20/37 (a) (b)	2,000,000	2,003,908
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.505% FRN 10/15/31 (a) (b)	2,000,000	2,000,580
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,375,000	2,315,686
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.254% FRN 10/20/37 (a) (b)	3,350,000	3,356,094
Series 2021-2A, Class BR, 3 mo. USD Term SOFR + 1.550% 5.307% FRN 1/15/39 (a) (b)	750,000	750,469
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.344% FRN 7/16/37 (a) (b)	2,650,000	2,656,890
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (a)	400,000	409,366
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (a)	2,270,000	2,236,781
DataBank Issuer LLC, Series 2021-2A, Class A2
2.400% 10/25/51 (a)	1,100,000	1,075,714
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.555% FRN 10/15/30 (a) (b)	1,850,000	1,850,862
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
5.404% FRN 4/20/37 (a) (b)	3,000,000	3,006,948
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.434% FRN 10/20/34 (a) (b)	3,000,000	3,002,868
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	879,325	880,487
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
4.965% FRN 4/15/34 (a) (b)	1,647,492	1,646,005
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,300,000	1,299,610
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.919% FRN 1/25/39 (a) (b)	3,000,000	3,000,000
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,718,629
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	813,004
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,300,000	1,302,869
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.224% FRN 7/18/38 (a) (b)	3,000,000	3,009,804

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.485% FRN 4/15/37 (a) (b)	$2,000,000	$2,003,686
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	97,707	93,672
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	209,924	198,624
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	82,931	81,562
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
5.055% FRN 4/15/39 (a) (b)	2,000,000	1,998,812
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.941% FRN 7/15/38 (a) (b)	2,500,000	2,510,267
OHA Credit Funding 21 Ltd., Series 2025-21A, Class A1, 3 mo. USD Term SOFR + 1.250%
5.204% FRN 10/20/38 (a) (b)	2,500,000	2,506,622
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.234% FRN 10/18/37 (a) (b)	5,000,000	5,013,730
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
5.418% FRN 7/25/37 (a) (b)	1,500,000	1,504,750
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
5.996% FRN 10/20/34 (a) (b)	550,000	550,778
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (a) (b)	2,000,000	2,002,312
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.274% FRN 10/20/37 (a) (b)	4,000,000	4,016,092
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.019% FRN 8/20/32 (a) (b)	2,300,839	2,303,445
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.295% FRN 7/15/39 (a) (b)	2,000,000	2,003,232
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.755% FRN 1/15/37 (a) (b)	750,000	750,276
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	243,490	242,443
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	508,188	491,046
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,083,635	1,076,492
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,513,334
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,400,531	1,399,739
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	296,727	293,760
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	663,661	648,566
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.175% FRN 10/15/35 (a) (b)	4,750,000	4,750,043
		94,212,477

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/29 (a)	$3,250,000	$3,270,261
Student Loans Asset-Backed Securities — 2.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	907,454	879,696
Series 2019-A, Class C, 4.460% 12/28/48 (a)	606,594	595,718
Education Loan Asset-Backed Trust I
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 4.989% FRN 11/25/33 (a) (b)	356,894	353,003
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (b) (f)	1,950,000	1,837,859
Series 2003-1, Class A2, 5.724% FRN 2/01/43 (a) (b) (f)	1,300,000	1,232,352
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	720,234
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,262,180
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	1,500,000	1,484,071
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.489% FRN 10/25/50 (a) (b)	975,000	949,002
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.489% FRN 5/26/54 (a) (b)	1,130,000	1,100,218
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.717% FRN 2/15/45 (b)	606,349	569,852
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
6.425% FRN 7/25/73 (b)	3,735,000	3,871,040
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,499,449
		18,354,674
Whole Loan Collateral Collateralized Mortgage Obligations — 1.7%
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	1,721,734	1,726,341
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,721,734	1,727,400
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	3,879,047	3,222,640
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (f)	2,327,169	1,933,368
OBX Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (a) (b) (f)	3,032,291	2,619,956
PRPM Trust, Series 2025-NQM4, Class A2,
5.285% STEP 7/25/70 (a)	1,906,307	1,906,688
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB
7.000% 8/25/35	1,901,715	1,613,590
		14,749,983
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $212,922,567)		204,907,422

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.4%
Mexico Government International Bond
2.659% 5/24/31	$1,488,000	$1,324,320
4.750% 3/08/44	1,778,000	1,465,072
4.875% 5/19/33	200,000	192,000
		2,981,392
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,334,578)		2,981,392
U.S. Government Agency Obligations and Instrumentalities (g) — 24.8%
Pass-Through Securities — 24.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,667,817	3,017,077
Pool #RA4255 2.000% 1/01/51	7,460,819	6,148,787
Pool #SD8199 2.000% 3/01/52	1,921,468	1,557,746
Pool #SD8147 2.500% 5/01/51	2,701,809	2,304,530
Pool #RA5576 2.500% 7/01/51	6,018,664	5,173,166
Pool #SD8189 2.500% 1/01/52	1,911,714	1,624,638
Pool #SD7226 2.500% 5/01/52	20,936,706	17,917,020
Pool #G08715 3.000% 8/01/46	946,331	859,594
Pool #G08726 3.000% 10/01/46	1,710,577	1,553,793
Pool #G08732 3.000% 11/01/46	1,212,671	1,100,008
Pool #G08741 3.000% 1/01/47	822,705	746,271
Pool #SD0905 3.000% 3/01/52	2,872,155	2,572,582
Pool #SD3016 3.000% 6/01/52	1,732,490	1,543,667
Pool #G07848 3.500% 4/01/44	3,024,335	2,893,677
Pool #G60138 3.500% 8/01/45	1,760,904	1,673,941
Pool #G67707 3.500% 1/01/48	1,157,004	1,095,950
Pool #RA2483 3.500% 6/01/50	3,967,556	3,704,172
Pool #SD1523 4.000% 8/01/52	3,987,131	3,822,697
Pool #SD5202 4.000% 10/01/52	3,312,609	3,147,008
Pool #SD4364 5.500% 10/01/53	4,376,525	4,484,081
Federal National Mortgage Association
Pool #MA4158 2.000% 10/01/50	2,439,801	1,992,448
Pool #BT9728 2.000% 10/01/51	4,257,997	3,458,638
Pool #MA4577 2.000% 4/01/52	5,837,330	4,732,359
Pool #CB0414 2.500% 5/01/51	5,420,785	4,637,255
Pool #FM8596 2.500% 9/01/51	1,829,573	1,572,556
Pool #FS3035 2.500% 4/01/52	6,691,626	5,764,138
Pool #MA3029 3.000% 6/01/32	925,200	904,282
Pool #MA3090 3.000% 8/01/32	324,157	316,561
Pool #MA1607 3.000% 10/01/33	1,116,924	1,083,536
Pool #BN7755 3.000% 9/01/49	1,311,434	1,185,304
Pool #BO2259 3.000% 10/01/49	2,349,190	2,118,112
Pool #FS1075 3.000% 3/01/52	2,926,277	2,623,803
Pool #CB3304 3.000% 4/01/52	4,597,752	4,122,506
Pool #CB3305 3.000% 4/01/52	5,509,513	4,934,858
Pool #MA1148 3.500% 8/01/42	1,687,242	1,604,632
Pool #MA1356 3.500% 2/01/43	2,579,752	2,449,176
Pool #CA3633 3.500% 6/01/49	502,593	472,213
Pool #CA6096 3.500% 6/01/50	5,531,593	5,154,010

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB3842 3.500% 6/01/52	$8,622,820	$8,039,621
Pool #CB3866 4.500% 6/01/52	4,340,958	4,277,653
Pool #BW9897 4.500% 10/01/52	1,689,592	1,655,976
Pool #CB6854 4.500% 8/01/53	2,248,721	2,214,522
Pool #MA5734 5.000% 6/01/55	5,755,452	5,743,200
Pool #MA5107 5.500% 8/01/53	1,724,664	1,754,652
Pool #FA0095 6.000% 12/01/54	9,238,940	9,563,161
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,075,776	1,876,417
Pool #MA6283 3.000% 11/20/49	3,781,053	3,409,646
Pool #MA6409 3.000% 1/20/50	3,941,856	3,554,654
Pool #MA4321 3.500% 3/20/47	2,348,980	2,188,964
Pool #MA8647 5.000% 2/20/53	3,167,909	3,181,168
Pool #MA8725 5.000% 3/20/53	3,224,183	3,236,670
Pool #MA8947 5.000% 6/20/53	1,822,220	1,828,708
Pool #MB0025 5.000% 11/20/54	1,877,115	1,873,827
Pool #MA8429 5.500% 11/20/52	4,776,269	4,858,890
Pool #MA8648 5.500% 2/20/53	1,174,057	1,193,174
Pool #MA8801 5.500% 4/20/53	3,745,177	3,802,648
Pool #MA8879 5.500% 5/20/53	3,365,345	3,416,987
Pool #MA8948 5.500% 6/20/53	1,080,288	1,097,541
Pool #MA9171 5.500% 9/20/53	3,089,537	3,136,947
Pool #MA9241 5.500% 10/20/53	2,793,548	2,836,415
Uniform Mortgage-Backed Security, TBA
5.000% 1/01/40 (h)	12,800,000	12,965,000
5.500% 1/01/40 (h)	5,500,000	5,638,789
		209,412,022
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $217,287,874)		209,412,022
U.S. Treasury Obligations — 10.1%
U.S. Treasury Bonds & Notes — 10.1%
U.S. Treasury Bond
4.250% 11/15/40	15,000,000	14,487,159
U.S. Treasury Bonds
2.250% 8/15/49 (i)	26,950,000	16,932,184
4.625% 11/15/44	7,000,000	6,867,614
4.875% 8/15/45	15,935,000	16,109,275
U.S. Treasury Note
3.750% 10/31/32	5,500,000	5,441,562
U.S. Treasury Notes
3.500% 10/15/28 (d)	6,000,000	5,994,179

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 8/31/32	$19,760,000	$19,716,775
		85,548,748
TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,392,036)		85,548,748
TOTAL BONDS & NOTES (Cost $850,638,744)		833,827,002
TOTAL LONG-TERM INVESTMENTS (Cost $850,638,744)		833,827,002
Short-Term Investments — 3.7%
Commercial Paper — 2.2%
American Honda Finance Corp.
3.922% 1/08/26	3,000,000	2,997,455
Enbridge US, Inc.
4.156% 1/14/26 (a)	4,000,000	3,994,029
Mosaic Co.
4.017% 1/15/26 (a)	3,000,000	2,995,179
Oracle Corp.
4.058% 1/26/26 (a)	7,000,000	6,980,535
4.232% 6/17/26 (a)	2,000,000	1,964,029
		18,931,227
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (j)	8,654,503	8,654,503
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (k)	$3,805,523	3,805,523
TOTAL SHORT-TERM INVESTMENTS (Cost $31,389,931)		31,391,253
TOTAL INVESTMENTS — 102.5%(Cost $882,028,675) (l)		865,218,255
Other Assets/(Liabilities) — (2.5)%		(21,162,420)
NET ASSETS — 100.0%		$844,055,835

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FHMMUSTF	Federated Hermes Money Market U.S. Treasury Fund Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $312,479,007 or 37.02% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $28,089,025 or 3.33% of net assets. The Fund received $20,020,172 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $4,179,234 or 0.50% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(k)	Maturity value of $3,805,946. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $3,881,753.
(l)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/26	130	$15,188,560	$(161,372)
U.S. Treasury Note 10 Year	3/20/26	145	16,415,943	(112,505)
U.S. Treasury Ultra 10 Year	3/20/26	25	2,884,148	(8,757)
U.S. Treasury Ultra Bond	3/20/26	228	27,406,233	(502,233)
U.S. Treasury Note 2 Year	3/31/26	360	75,212,998	(48,936)
				$(833,803)
Short
U.S. Treasury Note 5 Year	3/31/26	139	$(15,248,301)	$54,949

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.0%
Corporate Debt — 40.3%
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	$34,670	$34,645
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	115,792
5.730% 9/05/30	200,000	203,079
General Motors Co.
5.200% 4/01/45	100,000	89,817
Stellantis Finance US, Inc.
6.375% 9/12/32 (a)	350,000	369,635
		778,323
Banks — 7.7%
Bank of America Corp. 5 yr. CMT + 2.351%
6.250% VRN (b) (c)	160,000	162,513
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	320,000	332,777
Barclays PLC 5 yr. CMT + 3.410%
4.375% VRN (b) (c)	375,000	362,793
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b) (c)	375,000	346,343
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	140,000	142,510
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	75,000	77,933
First Citizens BancShares, Inc. 5 yr. CMT + 1.850%
5.600% VRN 9/05/35 (b)	160,000	159,722
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	285,000	296,375
HSBC Holdings PLC
6.500% 9/15/37	125,000	135,132
5 yr. CMT + 2.635% 6.950% VRN (b) (c)	300,000	311,396
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	140,000	145,889
ING Groep NV 5 yr. CMT + 2.862%
3.875% VRN (b) (c) (d)	400,000	388,370
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	200,000	207,822
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c)	205,000	221,774
Mitsubishi UFJ Financial Group, Inc. 5 yr. CMT + 2.070%
6.350% VRN (b) (c)	200,000	203,869
Morgan Stanley 1 day USD SOFR + 1.360%
2.484% VRN 9/16/36 (b)	210,000	184,656
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (b) (c)	375,000	397,803

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c) (d)	$300,000	$306,424
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	200,000	207,556
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	405,000	420,484
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%
7.000% VRN (a) (b) (c)	254,000	259,563
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	125,000	121,987
		5,393,691
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	95,110
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	81,000	83,151
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	160,000	167,383
Dow Chemical Co.
5.600% 2/15/54	67,000	58,223
FMC Corp. 5 yr. CMT + 4.366%
8.450% VRN 11/01/55 (b)	275,000	217,664
Huntsman International LLC
2.950% 6/15/31	325,000	273,861
		717,131
Commercial Services — 0.1%
Triton Container International Ltd.
3.150% 6/15/31 (a)	46,000	41,444
Computers — 0.1%
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	94,000	93,980
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b)	150,000	154,723
Ally Financial, Inc. 7 yr. CMT + 3.481%
4.700% VRN (b) (c)	120,000	114,098
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	150,000	147,935
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $106,000),
5.800% 5/21/54 (e)	106,000	104,071
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	370,000	365,181
Avolon Holdings Funding Ltd.
4.700% 1/30/31 (a)	165,000	163,938

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
BGC Group, Inc.
6.600% 6/10/29	$425,000	$443,209
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	190,000	188,839
		1,681,994
Electric — 1.5%
AES Corp. 5 yr. CMT + 2.890%
6.950% VRN 7/15/55 (b)	67,000	66,150
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (a)	417,000	417,688
Dominion Energy, Inc. 5 yr. CMT + 2.262%
6.000% VRN 2/15/56 (b)	150,000	150,692
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	210,000	205,312
Pacific Gas & Electric Co.
4.300% 3/15/45	70,000	55,526
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54 (b)	147,000	151,231
		1,046,599
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279% 3/15/32	215,000	188,731
Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250% 11/15/53	115,000	128,734
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	165,000	146,028
		274,762
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	175,000	163,860
3.000% 10/15/30	175,000	156,544
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	396,444
UnitedHealth Group, Inc.
5.750% 7/15/64	53,000	51,744
		768,592
Insurance — 8.1%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c)	200,000	207,608
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.051% VRN 8/15/53 (b)	155,000	155,032
American National Group, Inc.
6.000% 7/15/35	165,000	167,315
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	160,000	160,172
Ascot Group Ltd.
4.250% 12/15/30 (a)	200,000	185,856

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	$66,000	$68,327
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	54,000	56,295
Athene Holding Ltd., (Acquired 10/07/24, Cost $145,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	145,000	144,725
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	175,000	168,355
Belrose Funding Trust II
6.792% 5/15/55 (a)	175,000	181,710
Brighthouse Financial, Inc.
3.850% 12/22/51	255,000	153,469
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	390,000	399,374
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	318,000	313,192
Enstar Group Ltd.
3.100% 9/01/31	200,000	179,749
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.042% FRN 1/08/42 (a) (b)	900,000	900,704
Fortitude Global Funding
4.625% 10/06/28 (a)	71,000	71,014
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	169,000	176,028
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	136,000	138,932
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	153,000	153,717
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	365,000	359,906
Lincoln National Corp. 5 yr. CMT + 5.318%
9.250% VRN (b) (c) (d)	169,000	180,842
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	248,736
Omnis Funding Trust
6.722% 5/15/55 (a)	165,000	171,576
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	350,000	340,506
USF&G Capital I
8.500% 12/15/45 (a)	95,000	100,630
Vitality Re XVI Ltd. MSMMUSTF + 1.750%
5.370% FRN 1/08/30 (a) (b)	302,000	302,060
		5,685,830
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	195,000	187,155
Investment Companies — 3.5%
Antares Holdings LP
6.500% 2/08/29 (a)	325,000	332,046
Apollo Debt Solutions BDC
6.550% 3/15/32	98,000	101,121
ARES Capital Corp.
5.875% 3/01/29	92,000	94,376

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
ARES Strategic Income Fund
6.350% 8/15/29	$250,000	$257,244
Blackstone Private Credit Fund
5.050% 9/10/30	160,000	157,568
Blackstone Secured Lending Fund
5.300% 6/30/30	300,000	298,358
Blue Owl Capital Corp.
8.450% 11/15/26	280,000	287,906
Blue Owl Credit Income Corp.
5.800% 3/15/30	160,000	159,802
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	112,000	114,552
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	258,000	263,788
HPS Corporate Lending Fund
5.450% 1/14/28	290,000	293,095
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (d)	79,000	81,552
		2,441,408
Leisure Time — 0.2%
Sabre GLBL, Inc.
10.750% 11/15/29 (a)	72,000	61,224
10.750% 3/15/30 (a)	91,000	74,832
		136,056
Media — 0.9%
Paramount Global 5 yr. CMT + 3.999%
6.375% VRN 3/30/62 (b)	179,000	166,181
Time Warner Cable LLC
4.500% 9/15/42	80,000	61,522
5.875% 11/15/40	150,000	138,803
6.550% 5/01/37	275,000	280,626
		647,132
Mining — 0.5%
Novelis Corp.
3.875% 8/15/31 (a)	360,000	328,127
Oil & Gas — 3.9%
Antero Resources Corp.
7.625% 2/01/29 (a)	44,000	44,656
Continental Resources, Inc.
5.750% 1/15/31 (a)	165,000	169,188
Helmerich & Payne, Inc.
5.500% 12/01/34 (d)	255,000	251,056
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (a)	593,000	563,571
Occidental Petroleum Corp.
6.050% 10/01/54	137,000	131,034
7.875% 9/15/31	250,000	285,873
Ovintiv, Inc.
6.500% 2/01/38	120,000	125,739

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
7.100% 7/15/53	$195,000	$207,215
Patterson-UTI Energy, Inc.
7.150% 10/01/33	135,000	144,482
Petroleos Mexicanos
6.375% 1/23/45	35,000	28,189
Phillips 66 Co.
5 yr. CMT + 2.283% 5.875% VRN 3/15/56 (b)	125,000	123,663
5 yr. CMT + 2.166% 6.200% VRN 3/15/56 (b)	105,000	104,570
Santos Finance Ltd.
6.875% 9/19/33 (a) (d)	225,000	246,096
Sunoco LP
6.625% 8/15/32 (a)	315,000	323,762
		2,749,094
Packaging & Containers — 0.5%
Smurfit Westrock Financing DAC
5.185% 1/15/36	330,000	332,344
Pharmaceuticals — 0.6%
CVS Health Corp. 5 yr. CMT + 2.886%
7.000% VRN 3/10/55 (b)	146,000	153,161
CVS Pass-Through Trust
5.926% 1/10/34 (a)	130,414	133,687
7.507% 1/10/32 (a)	8,708	9,243
Utah Acquisition Sub, Inc.
5.250% 6/15/46	180,000	147,841
		443,932
Pipelines — 1.5%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	160,000	164,258
Energy Transfer LP
5.950% 5/15/54	63,000	59,702
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	165,000	164,454
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	102,000	101,332
ONEOK, Inc.
6.250% 10/15/55	160,000	160,338
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.223% VRN (b) (c)	120,000	120,340
Venture Global LNG, Inc. 5 yr. CMT + 5.440%
9.000% VRN (a) (b) (c)	150,000	118,460
Western Midstream Operating LP
5.500% 12/15/35	165,000	164,123
		1,053,007
Real Estate Investment Trusts (REITS) — 2.4%
Broadstone Net Lease LLC
2.600% 9/15/31	200,000	176,984
EPR Properties
3.600% 11/15/31	215,000	199,251
3.750% 8/15/29	95,000	92,034

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Essential Properties LP
5.400% 12/01/35	$153,000	$153,282
Piedmont Operating Partnership LP
5.625% 1/15/33	90,000	90,922
9.250% 7/20/28	223,000	246,399
Service Properties Trust
4.950% 10/01/29 (d)	590,000	511,398
Store Capital LLC
4.625% 3/15/29	235,000	234,134
		1,704,404
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	225,000	235,223
Software — 0.2%
Oracle Corp.
6.100% 9/26/65	160,000	141,119
Telecommunications — 1.1%
AT&T, Inc.
3.550% 9/15/55	219,000	145,776
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	325,837
T-Mobile USA, Inc.
6.000% 6/15/54	85,000	86,427
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (a)	200,000	184,643
		742,683
Venture Capital — 0.4%
Hercules Capital, Inc.
2.625% 9/16/26	168,000	165,714
6.000% 6/16/30 (d)	125,000	126,585
		292,299
TOTAL CORPORATE DEBT (Cost $28,269,610)		28,317,966
Non-U.S. Government Agency Obligations — 21.6%
Commercial Mortgage-Backed Securities — 5.4%
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (b) (f)	500,000	373,705
Series 2019-BN17, Class C, 4.507% VRN 4/15/52 (b) (f)	331,000	293,368
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
2.994% VRN 4/15/54 (a) (b) (f)	500,000	345,902
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	192,074
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	420,969
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (b) (f)	198,187	201,005
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (b) (f)	197,481	200,245

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (b) (f)	$395,207	$407,776
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.615% FRN 3/15/38 (a) (b)	302,400	300,051
RFR Trust, Series 2025-SGRM, Class C,
5.816% VRN 3/11/41 (a) (b) (f)	300,000	304,824
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%
5.774% FRN 2/25/32 (a) (b)	193,774	192,970
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (b) (f)	63,221	60,907
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 6.266% FRN 5/15/31 (a) (b)	461,000	460,337
		3,754,133
Home Equity Asset-Backed Securities — 0.3%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.760% FRN 10/25/34 (b)	35,388	34,612
Vista Point Securitization Trust, Series 2025-CES3, Class A1,
5.297% STEP 11/25/55 (a)	197,881	197,717
		232,329
Other Asset-Backed Securities — 11.5%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.082% FRN 4/17/38 (a) (b)	500,000	500,251
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.344% FRN 7/16/37 (a) (b)	500,000	501,300
Frontier Issuer LLC, Series 2023-1, Class B
8.300% 8/20/53 (a)	300,000	305,217
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.234% FRN 4/20/34 (a) (b)	500,000	500,141
Goodgreen Trust
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	66,441	54,367
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	303,800	221,075
HINNT LLC, Series 2025-A, Class D
8.220% 3/15/44 (a)	505,646	515,972
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	199,908
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	111,916	97,610
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150%
5.008% FRN 1/25/38 (a) (b)	500,000	499,602
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	100,000	100,221
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	13,822	13,594
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.394% FRN 10/16/35 (a) (b)	500,000	500,511

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.014% FRN 4/20/38 (a) (b)	$500,000	$498,751
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 5.005% FRN 1/15/37 (a) (b)	500,000	499,829
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.355% FRN 1/15/37 (a) (b)	500,000	500,362
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
5.996% FRN 10/20/34 (a) (b)	250,000	250,354
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	339,142
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	124,107	102,729
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
5.871% FRN 5/20/31 (a) (b)	250,000	250,420
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.980% FRN 1/15/39 (a) (b)	250,000	250,384
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.020% FRN 1/20/38 (a) (b)	500,000	499,007
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	209,993	201,029
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	93,434	90,282
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	98,909	97,920
Wise CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.330%
5.214% FRN 10/20/38 (a) (b)	500,000	500,847
		8,090,825
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	121,391	114,694
Series 2019-A, Class C, 4.460% 12/28/48 (a)	90,687	89,061
Series 2019-A, Class D, 5.500% 12/28/48 (a)	63,725	62,364
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	31,276
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42 (b) (g)	225,057	204,057
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	138,127
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 5.189% FRN 3/25/67 (a) (b)	250,000	232,824
Nelnet Student Loan Trust
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 4.989% FRN 11/25/36 (a) (b)	200,000	199,586
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 4.989% FRN 6/25/42 (a) (b)	150,000	147,508
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 4.989% FRN 7/26/49 (a) (b)	250,000	230,133

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-6, Class B, 90 day USD SOFR Average + 0.552%
4.865% FRN 1/25/44 (b)	$132,683	$126,146
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	178,359
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
5.346% FRN 1/25/36 (b)	4,294	4,294
		1,758,429
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (b) (f)	1,600,000	1,314,899
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,004,680)		15,150,615
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	174,000	143,376
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $192,874)		143,376
U.S. Government Agency Obligations and Instrumentalities (h) — 21.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	1,054	1,092
Pass-Through Securities — 21.7%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	390,555	321,263
Pool #RA4255 2.000% 1/01/51	788,809	650,092
Pool #SD0905 3.000% 3/01/52	581,702	521,029
Pool #SD1523 4.000% 8/01/52	842,352	807,612
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	369,433	317,535
Pool #FS3035 2.500% 4/01/52	1,244,954	1,072,398
Pool #MA3029 3.000% 6/01/32	131,025	128,063
Pool #MA3090 3.000% 8/01/32	54,942	53,655
Pool #AR3007 3.000% 2/01/43	72,192	66,634
Pool #FS1075 3.000% 3/01/52	592,664	531,403
Pool #CB3304 3.000% 4/01/52	935,136	838,476
Pool #AS1304 3.500% 12/01/28	22,309	22,182
Pool #MA1356 3.500% 2/01/43	341,714	324,418
Pool #FM4017 3.500% 8/01/50	43,987	41,053
Pool #CB3842 3.500% 6/01/52	1,828,545	1,704,872
Pool #CB3866 4.500% 6/01/52	640,469	631,129
Pool #AD6437 5.000% 6/01/40	17,337	17,678
Pool #AD6996 5.000% 7/01/40	115,041	117,311
Pool #AL8173 5.000% 2/01/44	44,898	45,785
Pool #CB9465 5.000% 11/01/54	645,116	649,993
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	217	226

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #587280 6.500% 9/15/32	$80	$83
Pool #550659 6.500% 9/15/35	37,147	39,405
Pool #538689 6.500% 12/15/35	2,602	2,778
Pool #780651 7.000% 10/15/27	59	59
Pool #462384 7.000% 11/15/27	35	36
Pool #482668 7.000% 8/15/28	110	111
Pool #423836 8.000% 8/15/26	11	11
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	348,870	315,364
Pool #MA6283 3.000% 11/20/49	633,191	570,993
Pool #MA6409 3.000% 1/20/50	662,661	597,569
Pool #MA4321 3.500% 3/20/47	415,965	387,629
Pool #MB0025 5.000% 11/20/54	1,126,269	1,124,296
Uniform Mortgage-Backed Security, TBA
5.000% 1/01/40 (i)	1,800,000	1,823,203
5.500% 1/01/40 (i)	1,500,000	1,537,852
		15,262,196
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,137,140)		15,263,288
U.S. Treasury Obligations — 14.2%
U.S. Treasury Bonds & Notes — 14.2%
U.S. Treasury Bond
4.250% 11/15/40	450,000	434,615
U.S. Treasury Bonds
2.250% 8/15/49 (j)	2,890,000	1,815,733
4.125% 8/15/44	1,500,000	1,378,365
4.625% 2/15/55	1,000,000	965,263
U.S. Treasury Notes
3.375% 9/15/28	4,000,000	3,983,827
4.000% 3/31/30	1,400,000	1,417,983
		9,995,786
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,061,755)		9,995,786
TOTAL BONDS & NOTES (Cost $70,666,059)		68,871,031
	Number of Shares
Equities — 0.3%
Preferred Stock — 0.3%
Financials — 0.3%
KKR & Co., Inc. 6.875% Series T	7,000	178,850
TOTAL PREFERRED STOCK (Cost $175,000)		178,850
TOTAL EQUITIES (Cost $175,000)		178,850

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $1,303)		$400
	Number of Shares
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (k) (l) (m)	150	3,608
TOTAL WARRANTS (Cost $0)		3,608
TOTAL LONG-TERM INVESTMENTS (Cost $70,842,362)		69,053,889
Short-Term Investments — 7.1%
Commercial Paper — 4.8%
Bell Telephone Co. of Canada or Bell Canada
3.978% 1/12/26 (a)	1,900,000	1,897,569
VW Credit, Inc.
4.308% 1/22/26 (a)	1,500,000	1,496,463
		3,394,032
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (n)	1,042,610	1,042,610
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (o)	$593,915	593,915
TOTAL SHORT-TERM INVESTMENTS (Cost $5,030,580)		5,030,557
TOTAL INVESTMENTS — 105.4% (Cost $75,872,942) (p)		74,084,446
Other Assets/(Liabilities) — (5.4)%		(3,804,251)
NET ASSETS — 100.0%		$70,280,195

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
MSMMUSTF	Morgan Stanley Money Market U.S. Treasury Fund Index
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $26,195,312 or 37.27% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,194,198 or 3.12% of net assets. The Fund received $1,196,541 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $248,796 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.
(g)	LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on December 31, 2025. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Investment is valued using significant unobservable inputs.
(l)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $3,608 or 0.01% of net assets.
(m)	Non-income producing security.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(o)	Maturity value of $593,981. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $605,893.
(p)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
GBP Call USD Put	Bank of America N.A.	1/05/26	1.40	100,000	GBP	100,000	$—	$843	$(843)
AUD Call USD Put	Bank of America N.A.	1/19/26	0.67	40,000	AUD	40,000	133	153	(20)
AUD Call USD Put	Goldman Sachs International	1/19/26	0.67	80,000	AUD	80,000	267	307	(40)
							$400	$1,303	$(903)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
EUR Call BRL Put	Bank of America N.A.	4/29/26	6.90	200,000	EUR	200,000	$(4,368)	$(4,191)	$(177)
EUR Call GBP Put	Bank of America N.A.	4/30/26	0.91	150,000	EUR	150,000	(345)	(1,221)	876
USD Call KRW Put	Bank of America N.A.	5/08/26	1,500.00	200,000	USD	200,000	(1,106)	(1,900)	794
USD Call CHF Put	Bank of America N.A.	8/17/26	0.83	100,000	USD	100,000	(285)	(701)	416
GBP Call USD Put	Barclays Bank PLC	1/05/26	1.40	100,000	GBP	100,000	—	(1,462)	1,462
USD Call CLP Put	BNP Paribas SA	6/08/26	985.00	100,000	USD	100,000	(664)	(1,151)	487
USD Call JPY Put	Canadian Imperial Bank Of Commerce	5/07/26	158.00	100,000	USD	100,000	(1,264)	(852)	(412)
NZD Call JPY Put	Canadian Imperial Bank Of Commerce	5/28/26	92.00	350,000	NZD	350,000	(2,857)	(2,393)	(464)
EUR Call AUD Put	Citibank N.A.	2/25/26	1.85	200,000	EUR	200,000	(263)	(1,238)	975
EUR Call GBP Put	Citibank N.A.	5/07/26	0.90	200,000	EUR	200,000	(809)	(2,274)	1,465
EUR Call AUD Put	Citibank N.A.	5/27/26	1.89	150,000	EUR	150,000	(562)	(1,247)	685
USD Call NZD Put	Citibank N.A.	6/16/26	0.55	150,000	USD	150,000	(1,472)	(1,402)	(70)
NOK Call KRW Put	JP Morgan Chase Bank N.A.	1/19/26	140.00	2,600,000	NOK	2,600,000	(6,204)	(2,036)	(4,168)
USD Call JPY Put	JP Morgan Chase Bank N.A.	4/30/26	158.00	200,000	USD	200,000	(2,407)	(1,945)	(462)
AUD Call JPY Put	JP Morgan Chase Bank N.A.	5/25/26	105.00	350,000	AUD	350,000	(4,068)	(2,320)	(1,748)
							$(26,674)	$(26,333)	$(341)

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Put
USD Put BRL Call	Bank of America N.A.	6/16/26	5.32	150,000	USD	150,000	$(1,500)	$(1,336)	$(164)
NZD Put USD Call	Canadian Imperial Bank Of Commerce	5/22/26	0.54	200,000	NZD	200,000	(464)	(1,153)	689
NOK Put SEK Call	Citibank N.A.	2/26/26	0.90	1,000,000	NOK	1,000,000	(456)	(282)	(174)
NOK Put SEK Call	Citibank N.A.	5/28/26	0.90	1,000,000	NOK	1,000,000	(1,247)	(815)	(432)
							$(3,667)	$(3,586)	$(81)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/30/26	NZD	285,596	AUD	250,000	$(2,274)
BNP Paribas SA	1/21/26	GBP	41,026	EUR	47,300	(328)
BNP Paribas SA	1/22/26	COP	796,482,189	NZD	355,000	4,477
Canadian Imperial Bank Of Commerce	1/12/26	USD	380,566	CNH	2,694,000	(5,776)
Canadian Imperial Bank Of Commerce	1/21/26	EUR	219,900	GBP	194,293	(3,270)
Canadian Imperial Bank Of Commerce	2/19/26	USD	208,025	SGD	269,100	(1,950)
Citibank N.A.	1/02/26	UGX	1,828,430,000	USD	511,365	(6,274)
Citibank N.A.	1/02/26	USD	505,994	UGX	1,828,430,000	903
Citibank N.A.	1/12/26	KRW	342,780,000	USD	236,402	1,599
Citibank N.A.	1/16/26	USD	336,902	EUR	290,000	(4,084)
Citibank N.A.	1/20/26	KES	1,872,991	USD	13,393	1,102
Citibank N.A.	1/21/26	USD	255,650	VND	6,769,100,000	(1,354)
Citibank N.A.	1/22/26	EGP	17,429,760	USD	360,000	3,378
Citibank N.A.	1/22/26	USD	255,000	IDR	4,257,227,040	(264)
Citibank N.A.	1/22/26	USD	180,000	INR	16,238,858	(418)
Citibank N.A.	1/30/26	NGN	389,000,000	USD	261,513	3,835
Citibank N.A.	1/30/26	USD	258,297	NGN	389,000,000	(7,051)
Citibank N.A.	2/02/26	KRW	146,520,000	USD	100,467	1,343
Citibank N.A.	2/06/26	USD	269,169	TWD	8,274,000	5,266
Citibank N.A.	2/09/26	NZD	183,000	CNH	735,340	(131)
Citibank N.A.	9/29/26	USD	253,793	EGP	14,297,759	(19,711)
Citibank N.A.	9/29/26	EGP	13,452,374	USD	253,793	3,540
Deutsche Bank AG	2/05/26	CAD	439,937	MXN	5,814,000	(887)
Goldman Sachs International	1/12/26	USD	245,609	KRW	342,780,000	7,609
Goldman Sachs International	1/22/26	BRL	1,447,718	EUR	225,000	(1,608)
Goldman Sachs International	2/05/26	MXN	5,814,000	CAD	434,618	4,767
Goldman Sachs International	2/06/26	USD	204,387	RON	908,000	(4,779)
HSBC Bank PLC	1/20/26	HUF	86,608,001	EUR	223,776	1,401
HSBC Bank PLC	2/06/26	USD	375,586	HKD	2,915,000	602
JP Morgan Chase Bank N.A.	1/20/26	KES	9,959,000	USD	75,447	1,625
JP Morgan Chase Bank N.A.	1/21/26	GBP	150,858	EUR	172,600	353
JP Morgan Chase Bank N.A.	2/06/26	USD	130,587	TWD	4,020,000	2,368
Morgan Stanley & Co. LLC	2/17/26	TRY	11,953,061	EUR	224,000	5,730
Standard Chartered Bank	1/14/26	ZMW	3,481,500	USD	150,000	7,238
Standard Chartered Bank	1/20/26	KES	21,957,800	USD	166,311	3,619
Standard Chartered Bank	2/04/26	UGX	854,764,000	USD	236,613	(1,597)
Standard Chartered Bank	2/06/26	TWD	12,294,000	USD	394,147	(2,025)
Standard Chartered Bank	2/27/26	KZT	105,761,760	USD	200,000	4,392
						$1,366

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/26	20	$2,336,442	$(24,567)
U.S. Treasury Note 10 Year	3/20/26	23	2,599,263	(13,200)
U.S. Treasury Ultra Bond	3/20/26	11	1,322,616	(24,616)
U.S. Treasury Note 2 Year	3/31/26	5	1,044,625	(680)
				$(63,063)
Short
U.S. Treasury Ultra 10 Year	3/20/26	9	$(1,041,393)	$6,252
U.S. Treasury Note 5 Year	3/31/26	25	(2,741,211)	8,594
				$14,846

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	U.S. Dollar
VND	Vietnamese Dong
ZMW	Zambian Kwacha

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 89.6%
Bank Loans — 6.4%
Advertising — 0.6%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.272% VRN 6/18/29 (a)	$2,614,884	$2,433,202
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.027% VRN 4/11/29 (a)	1,010,187	997,812
		3,431,014
Biotechnology — 0.5%
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.733% VRN 12/13/32 (a)	2,508,582	2,519,569
Chemicals — 0.2%
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.327% VRN 4/23/29 (a)	1,859,380	1,023,700
Computers — 0.1%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 3/01/29 (a)	639,385	588,036
Electric — 0.0%
Invenergy Thermal Operating I LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.410% VRN 5/17/32 (a)	12,654	12,689
Entertainment — 0.2%
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.922% VRN 8/01/30 (a)	1,142,094	1,054,598
Health Care - Products — 0.2%
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
7.966% VRN 1/15/31 (a)	1,211,955	1,222,863
Health Care - Services — 1.1%
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.934% VRN 3/12/28 (a)	1,633,136	1,478,445
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.066% VRN 2/23/29 (a)	1,823,325	1,256,381
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.172% VRN 6/30/32 (a)	2,229,254	2,222,990
Summit Behavioral Healthcare LLC, 2025 FLSO Term Loan, 3 mo. USD Term SOFR + 4.250%
8.184% VRN 12/31/29 (a)	1,376,515	1,187,244
		6,145,060

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.2%
Versant Media Group, Inc., Term Loan B,
0.000% 10/23/30 (b)	$860,943	$860,410
Packaging & Containers — 0.9%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.590% VRN 10/18/31 (a)	756,190	589,829
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.988% VRN 5/05/29 (a)	2,080,242	2,067,760
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.422% VRN 9/15/28 (a) (c)	2,252,629	2,159,708
		4,817,297
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.966% VRN 10/08/30 (a)	3,797,072	3,700,740
Pipelines — 0.3%
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.422% VRN 10/01/32 (a) (c)	1,931,000	1,730,659
Retail — 0.4%
Splat Super Holdco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 5.000%
8.716% VRN 7/02/32 (a)	2,131,353	1,994,584
Software — 0.8%
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750%
9.466% VRN 7/30/32 (a)	2,335,349	2,243,687
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
6.623% VRN 3/26/32 (a)	1,248,862	1,196,572
MedAssets Software Intermediate Holdings, Inc., 2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.695% VRN 12/15/28 (a)	1,214,864	1,091,483
		4,531,742
Telecommunications — 0.2%
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%, PIK 0.500%, Cash,
0.500% - 6.831% VRN 3/11/30 (a)	1,076,373	1,018,625
TOTAL BANK LOANS (Cost $35,801,437)		34,651,586
Corporate Debt — 83.2%
Advertising — 0.3%
CMG Media Corp.
8.875% 6/18/29 (d) (e)	1,255,239	1,078,326

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Stagwell Global LLC
5.625% 8/15/29 (d)	$496,000	$483,673
		1,561,999
Aerospace & Defense — 0.2%
Goat Holdco LLC
6.750% 2/01/32 (d)	1,180,000	1,211,937
Airlines — 0.8%
American Airlines, Inc.
7.250% 2/15/28 (d) (e)	744,000	760,592
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (d)	760,000	773,938
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (d)	1,356,000	1,366,117
OneSky Flight LLC, (Acquired 12/11/24-1/10/25, Cost $1,152,560),
8.875% 12/15/29 (d) (f)	1,150,000	1,230,655
		4,131,302
Auto Manufacturers — 0.8%
Allison Transmission, Inc.
5.875% 12/01/33 (d)	745,000	755,849
JB Poindexter & Co., Inc.
8.750% 12/15/31 (d)	3,240,000	3,393,822
		4,149,671
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.
7.500% 2/15/33 (d) (e)	3,178,000	3,279,871
Phinia, Inc.
6.750% 4/15/29 (d)	580,000	600,289
6.625% 10/15/32 (d)	1,266,000	1,310,873
ZF North America Capital, Inc.
7.500% 3/24/31 (d)	890,000	899,574
		6,090,607
Biotechnology — 0.1%
Genmab AS/Genmab Finance LLC
7.250% 12/15/33 (d)	280,000	294,115
Building Materials — 2.4%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (d)	1,032,000	1,074,840
JH North America Holdings, Inc.
5.875% 1/31/31 (d)	2,364,000	2,412,994
6.125% 7/31/32 (d)	596,000	611,828
Knife River Corp.
7.750% 5/01/31 (d)	3,564,000	3,733,262
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (d)	1,627,000	1,634,520
8.875% 11/15/31 (d) (e)	1,301,000	1,391,592

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Wilsonart LLC
11.000% 8/15/32 (d)	$2,197,000	$1,963,200
		12,822,236
Chemicals — 1.2%
Celanese US Holdings LLC
7.000% 2/15/31	1,044,000	1,068,914
7.375% 2/15/34	1,208,000	1,227,292
Consolidated Energy Finance SA
5.625% 10/15/28 (d) (e)	4,296,000	2,792,400
6.500% 5/15/26 (d)	361,000	348,829
12.000% 2/15/31 (d) (e)	254,000	179,578
Vibrantz Technologies, Inc.
9.000% 2/15/30 (d)	3,041,000	1,009,759
		6,626,772
Commercial Services — 3.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% 5/21/30 (d)	1,043,000	1,088,590
Alta Equipment Group, Inc.
9.000% 6/01/29 (d) (e)	1,259,000	1,137,001
APi Group DE, Inc.
4.750% 10/15/29 (d)	2,063,000	2,021,225
Graham Holdings Co.
5.625% 12/01/33 (d)	3,507,000	3,540,730
Herc Holdings, Inc.
6.000% 3/15/34 (d)	1,291,000	1,308,205
7.000% 6/15/30 (d)	336,000	353,616
7.250% 6/15/33 (d)	369,000	391,282
ION Platform Finance US, Inc.
7.875% 9/30/32 (d)	3,970,000	3,766,963
PROG Holdings, Inc.
6.000% 11/15/29 (d)	2,753,100	2,720,255
Sabre Financial Borrower LLC
11.125% 6/15/29 (d)	1,326,000	1,343,686
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (d)	1,365,000	1,409,352
Upbound Group, Inc.
6.375% 2/15/29 (d)	953,000	938,713
		20,019,618
Computers — 0.3%
Parsons Corp.
2.625% 3/01/29	1,540,000	1,583,120
Distribution & Wholesale — 0.7%
Resideo Funding, Inc.
4.000% 9/01/29 (d)	1,882,000	1,813,871
6.500% 7/15/32 (d)	2,129,000	2,179,102
		3,992,973

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 5.9%
Azorra Finance Ltd.
7.250% 1/15/31 (d)	$766,000	$802,640
Burford Capital Global Finance LLC
7.500% 7/15/33 (d)	1,157,000	1,104,080
Coinbase Global, Inc.
3.625% 10/01/31 (d)	508,000	452,918
GGAM Finance Ltd.
6.875% 4/15/29 (d)	3,185,000	3,303,437
Jefferson Capital Holdings LLC
6.000% 8/15/26 (d)	3,260,000	3,250,253
8.250% 5/15/30 (d)	5,399,000	5,678,166
9.500% 2/15/29 (d) (e)	2,630,000	2,761,981
OneMain Finance Corp.
3.500% 1/15/27	1,124,000	1,113,030
6.750% 9/15/33	878,000	889,088
7.125% 9/15/32	1,225,000	1,272,677
PRA Group, Inc.
5.000% 10/01/29 (d) (e)	5,939,000	5,584,949
8.375% 2/01/28 (d)	445,000	454,673
8.875% 1/31/30 (d)	1,053,000	1,092,445
Rocket Cos., Inc.
6.125% 8/01/30 (d)	1,371,000	1,417,174
6.375% 8/01/33 (d)	1,205,000	1,256,356
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (d)	1,335,000	1,373,982
		31,807,849
Electric — 5.5%
Atlantica Sustainable Infrastructure Ltd.
4.125% 6/15/28 (d)	3,258,000	3,159,574
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (d)	7,854,000	7,866,951
Edison International 5 yr. CMT + 3.658%
7.875% VRN 6/15/54 (a)	294,000	308,627
Lightning Power LLC
7.250% 8/15/32 (d)	4,528,000	4,814,853
Talen Energy Supply LLC
6.250% 2/01/34 (d)	480,000	489,559
6.500% 2/01/36 (d)	429,000	443,625
8.625% 6/01/30 (d)	5,939,000	6,287,942
XPLR Infrastructure Operating Partners LP
4.500% 9/15/27 (d)	2,890,000	2,851,960
7.750% 4/15/34 (d)	2,206,000	2,241,941
8.375% 1/15/31 (d) (e)	525,000	551,056
8.625% 3/15/33 (d)	578,000	608,064
		29,624,152
Electronics — 1.2%
Atkore, Inc.
4.250% 6/01/31 (d) (e)	6,573,000	6,307,532

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Energy - Alternate Sources — 0.5%
XPLR Infrastructure LP, Convertible,
2.500% 6/15/26 (d) (e)	$2,939,000	$2,884,041
Engineering & Construction — 3.6%
AECOM
6.000% 8/01/33 (d)	2,834,000	2,904,453
Arcosa, Inc.
4.375% 4/15/29 (d)	5,752,000	5,654,075
6.875% 8/15/32 (d)	5,944,000	6,265,746
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (d)	1,098,000	1,097,998
7.500% 4/15/32 (d)	1,751,000	1,867,019
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (d)	1,673,000	1,682,436
		19,471,727
Entertainment — 2.6%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (d) (e)	428,000	374,474
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (d)	2,153,000	2,137,574
Caesars Entertainment, Inc.
6.500% 2/15/32 (d)	1,168,000	1,196,528
Flutter Treasury DAC
5.875% 6/04/31 (d)	3,518,000	3,566,900
Jacobs Entertainment, Inc.
6.750% 2/15/29 (d)	2,225,000	2,180,166
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (d)	145,000	137,488
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250% 10/15/30 (d)	280,000	285,804
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625% 5/01/32 (d) (e)	1,146,000	1,155,642
Warnermedia Holdings, Inc.
4.054% 3/15/29	1,847,000	1,787,527
5.050% 3/15/42	1,107,000	779,051
5.141% 3/15/52	518,000	341,284
		13,942,438
Food — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.750% 3/31/34 (d)	628,000	630,540
6.250% 3/15/33 (d)	2,125,000	2,184,460
Performance Food Group, Inc.
4.250% 8/01/29 (d)	2,272,000	2,221,295
		5,036,295
Health Care - Services — 7.1%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (d)	1,415,000	1,260,603

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 5/15/30 (d)	$1,404,000	$1,318,627
6.000% 1/15/29 (d)	1,141,000	1,140,675
6.125% 4/01/30 (d)	666,000	533,618
6.875% 4/15/29 (d)	472,000	420,080
9.750% 1/15/34 (d)	942,000	989,410
Fortrea Holdings, Inc.
7.500% 7/01/30 (d) (e)	1,201,000	1,227,549
HCA, Inc.
4.300% 11/15/30	1,238,000	1,233,320
LifePoint Health, Inc.
(Acquired 2/13/25-2/27/25, Cost $390,810), 5.375% 1/15/29 (d) (e) (f)	426,000	417,673
(Acquired 7/31/23-1/24/25, Cost $3,011,149), 9.875% 8/15/30 (d) (f)	2,970,000	3,197,778
(Acquired 5/09/24-12/15/25, Cost $3,426,498), 10.000% 6/01/32 (d) (f)	3,396,000	3,606,837
(Acquired 9/29/23-1/04/24, Cost $1,140,887), 11.000% 10/15/30 (d) (f)	1,134,000	1,243,584
Molina Healthcare, Inc.
4.375% 6/15/28 (d)	4,448,000	4,374,366
6.250% 1/15/33 (d)	2,540,000	2,589,441
Radiology Partners, Inc.
8.500% 7/15/32 (d)	3,334,000	3,482,821
PIK 9.781% , Cash 9.781% 2/15/30 (d)	4,157,776	4,001,859
Team Health Holdings, Inc. PIK 4.500% , Cash
13.500% 6/30/28 (d)	5,955,899	6,283,474
Tenet Healthcare Corp.
6.000% 11/15/33 (d)	610,000	628,052
		37,949,767
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (d)	1,241,000	1,183,160
6.875% 8/01/33 (d)	114,000	114,091
Mattamy Group Corp.
4.625% 3/01/30 (d)	3,651,000	3,544,389
New Home Co., Inc.
8.500% 11/01/30 (d)	1,336,000	1,375,884
9.250% 10/01/29 (d)	480,000	500,959
		6,718,483
Housewares — 0.9%
Newell Brands, Inc.
6.375% 9/15/27	506,000	508,756
6.375% 5/15/30 (e)	1,699,000	1,659,178
6.625% 9/15/29	1,196,000	1,191,645
6.625% 5/15/32 (e)	389,000	377,393
7.375% STEP 4/01/36 (e)	417,000	391,645
8.500% 6/01/28 (d)	597,000	625,986
		4,754,603
Insurance — 0.5%
Asurion LLC & Asurion Co-Issuer, Inc.
8.000% 12/31/32 (d)	2,588,000	2,685,338

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.3%
Cars.com, Inc.
6.375% 11/01/28 (d)	$1,371,000	$1,371,352
GrubHub Holdings, Inc.
13.000% 7/31/30 (d) (e)	157,365	128,096
		1,499,448
Investment Companies — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	4,020,000	3,964,746
9.000% 6/15/30	1,952,000	1,865,872
10.000% 11/15/29 (d)	835,000	834,411
		6,665,029
Leisure Time — 1.7%
Carnival Corp.
5.750% 8/01/32 (d)	869,000	891,838
6.125% 2/15/33 (d)	1,260,000	1,301,063
NCL Corp. Ltd.
Convertible, 0.875% 4/15/30 (d)	302,000	336,164
5.875% 1/15/31 (d)	565,000	562,862
6.250% 9/15/33 (d)	1,727,000	1,726,273
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	592,240
10.750% 3/15/30 (d)	365,440	300,512
11.125% 7/15/30 (d)	539,000	446,869
Viking Cruises Ltd.
5.875% 10/15/33 (d)	2,621,000	2,661,529
VOC Escrow Ltd.
5.000% 2/15/28 (d)	232,000	231,991
		9,051,341
Lodging — 0.4%
Full House Resorts, Inc.
8.250% 2/15/28 (d) (e)	1,145,000	994,719
Hilton Domestic Operating Co., Inc.
5.500% 3/31/34 (d)	1,217,000	1,225,358
		2,220,077
Machinery - Diversified — 0.9%
Regal Rexnord Corp.
6.400% 4/15/33	4,379,000	4,710,205
Media — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (d)	2,361,000	2,169,405
4.250% 1/15/34 (d) (e)	1,588,000	1,350,236
4.500% 5/01/32	853,000	765,599
5.125% 5/01/27 (d)	1,075,000	1,073,522
CSC Holdings LLC
4.500% 11/15/31 (d)	896,000	546,560
5.750% 1/15/30 (d)	1,139,000	421,122

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
11.750% 1/31/29 (d)	$2,186,000	$1,624,083
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (d)	847,000	228,690
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (d)	3,680,000	3,701,602
10.000% 2/15/31 (d)	465,000	475,254
Discovery Communications LLC
3.625% 5/15/30	1,967,000	1,810,884
DISH DBS Corp.
5.125% 6/01/29	380,000	337,251
5.250% 12/01/26 (d)	845,000	819,437
5.750% 12/01/28 (d)	849,000	833,508
7.375% 7/01/28	312,000	301,682
DISH Network Corp.
11.750% 11/15/27 (d)	1,026,000	1,067,840
EW Scripps Co.
9.875% 8/15/30 (d)	250,000	249,672
Gray Media, Inc.
4.750% 10/15/30 (d)	350,000	271,475
iHeartCommunications, Inc.
4.750% 1/15/28 (d)	1,529,000	1,399,035
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (d)	1,039,000	726,209
McGraw-Hill Education, Inc.
5.750% 8/01/28 (d)	869,000	873,487
Nexstar Media, Inc.
4.750% 11/01/28 (d)	530,000	526,155
Scripps Escrow II, Inc.
3.875% 1/15/29 (d)	520,000	478,472
Sinclair Television Group, Inc.
8.125% 2/15/33 (d)	1,232,000	1,286,738
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	964,690
Versant Media Group, Inc.
7.250% 1/30/31 (d)	210,000	216,655
Virgin Media Finance PLC
5.000% 7/15/30 (d)	510,000	449,620
Virgin Media Secured Finance PLC
4.500% 8/15/30 (d)	236,000	218,473
5.500% 5/15/29 (d)	4,036,000	3,976,092
		29,163,448
Mining — 2.2%
Constellium SE
3.750% 4/15/29 (d)	4,024,000	3,885,606
5.625% 6/15/28 (d)	1,405,000	1,404,798
6.375% 8/15/32 (d)	585,000	603,732
First Quantum Minerals Ltd.
7.250% 2/15/34 (d)	907,000	953,534
8.000% 3/01/33 (d)	1,214,000	1,296,488
Novelis Corp.
3.875% 8/15/31 (d)	313,000	285,288
4.750% 1/30/30 (d)	1,000,000	966,000

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.375% 8/15/33 (d)	$2,408,000	$2,441,161
		11,836,607
Miscellaneous - Manufacturing — 0.8%
Amsted Industries, Inc.
4.625% 5/15/30 (d)	1,770,000	1,735,308
6.375% 3/15/33 (d)	2,510,000	2,585,265
		4,320,573
Oil & Gas — 4.8%
Civitas Resources, Inc.
8.750% 7/01/31 (d) (e)	1,064,000	1,103,795
9.625% 6/15/33 (d)	141,000	152,226
CVR Energy, Inc.
5.750% 2/15/28 (d)	1,820,000	1,794,657
DBR Land Holdings LLC
6.250% 12/01/30 (d)	1,225,000	1,253,028
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (d)	443,000	430,465
6.000% 2/01/31 (d)	1,792,000	1,703,531
6.875% 5/15/34 (d)	2,354,000	2,205,723
7.250% 2/15/35 (d)	2,504,000	2,379,732
Sunoco LP
4.500% 10/01/29 (d)	3,308,000	3,224,168
4.625% 5/01/30 (d)	1,669,000	1,621,398
6.250% 7/01/33 (d)	753,000	771,311
6.625% 8/15/32 (d)	3,903,000	4,011,568
5 yr. CMT + 4.230% 7.875% VRN (a) (d) (g)	4,807,000	4,938,111
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	216,000	212,062
		25,801,775
Oil & Gas Services — 0.8%
WBI Operating LLC
6.250% 10/15/30 (d)	2,039,000	2,051,295
6.500% 10/15/33 (d)	1,037,000	1,033,072
Weatherford International Ltd.
6.750% 10/15/33 (d)	1,176,000	1,204,356
		4,288,723
Packaging & Containers — 1.8%
Clydesdale Acquisition Holdings, Inc.
6.750% 4/15/32 (d)	1,238,000	1,273,004
8.750% 4/15/30 (d) (e)	3,578,000	3,637,677
Mauser Packaging Solutions Holding Co.
7.875% 4/15/30 (d)	525,000	520,858
9.250% 4/15/30 (d)	2,291,000	2,199,360
Trident TPI Holdings, Inc.
12.750% 12/31/28 (d)	2,209,000	2,263,388
		9,894,287

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.3%
1261229 BC Ltd.
10.000% 4/15/32 (d)	$2,855,000	$2,969,248
Bausch Health Americas, Inc.
8.500% 1/31/27 (d)	390,000	386,113
Bausch Health Cos., Inc.
4.875% 6/01/28 (d)	524,000	468,980
5.000% 2/15/29 (d)	1,728,000	1,330,560
5.250% 1/30/30 (d)	1,102,000	771,400
11.000% 9/30/28 (d)	356,000	368,759
14.000% 10/15/30 (d) (e)	367,000	370,670
Grifols SA
4.750% 10/15/28 (d)	1,213,000	1,197,953
Herbalife Ltd., Convertible,
4.250% 6/15/28	3,057,000	3,292,389
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (d) (e)	388,000	364,380
12.250% 4/15/29 (d)	787,000	849,756
		12,370,208
Pipelines — 4.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (d)	4,134,000	4,089,843
Harvest Midstream I LP
7.500% 9/01/28 (d)	1,911,000	1,939,573
ITT Holdings LLC
6.500% 8/01/29 (d)	7,556,000	7,251,127
Northriver Midstream Finance LP
6.750% 7/15/32 (d)	1,549,000	1,578,514
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (d)	869,000	814,636
4.125% 8/15/31 (d)	994,000	904,513
6.250% 1/15/30 (d)	588,000	595,300
Venture Global LNG, Inc.
7.000% 1/15/30 (d) (e)	684,000	658,302
8.125% 6/01/28 (d)	635,000	643,194
8.375% 6/01/31 (d)	665,000	661,293
9.875% 2/01/32 (d) (e)	925,000	955,592
Venture Global Plaquemines LNG LLC
6.750% 1/15/36 (d)	1,424,000	1,458,589
7.750% 5/01/35 (d)	412,000	451,121
		22,001,597
Real Estate Investment Trusts (REITS) — 1.7%
Global Net Lease, Inc.
4.500% 9/30/28 (d)	763,000	747,957
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (d)	993,000	966,883
Millrose Properties, Inc.
6.375% 8/01/30 (d)	1,994,000	2,040,309
RLJ Lodging Trust LP
4.000% 9/15/29 (d)	1,353,000	1,283,299
Service Properties Trust

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
0.000% 9/30/28 (d)	$968,000	$874,739
4.950% 10/01/29	561,000	486,261
5.500% 12/15/27	505,000	497,125
8.375% 6/15/29	512,000	514,762
8.875% 6/15/32	1,110,000	1,094,963
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (d)	436,000	405,496
		8,911,794
Retail — 4.3%
1011778 BC ULC/New Red Finance, Inc.
4.375% 1/15/28 (d)	2,199,000	2,185,135
5.625% 9/15/29 (d)	415,000	422,547
6.125% 6/15/29 (d)	1,577,000	1,618,919
Carvana Co.
9.000% 6/01/31 (d)	3,294,274	3,717,354
LBM Acquisition LLC
6.250% 1/15/29 (d) (e)	694,000	624,593
9.500% 6/15/31 (d)	1,097,000	1,143,557
QXO Building Products, Inc.
6.750% 4/30/32 (d)	2,158,000	2,253,856
Staples, Inc.
10.750% 9/01/29 (d)	832,000	827,158
12.750% 1/15/30 (d)	489,473	410,696
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (d)	1,271,000	1,220,195
6.500% 12/15/35 (d)	1,980,000	1,980,437
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (d)	7,093,000	6,923,892
		23,328,339
Semiconductors — 0.7%
Kioxia Holdings Corp.
6.250% 7/24/30 (d)	826,000	849,818
6.625% 7/24/33 (d)	2,650,000	2,755,671
		3,605,489
Software — 1.1%
Cloud Software Group, Inc.
6.500% 3/31/29 (d)	5,345,000	5,414,955
6.625% 8/15/33 (d)	519,000	514,359
		5,929,314
Telecommunications — 5.4%
Altice France SA
6.500% 4/15/32 (d)	981,000	940,467
6.875% 7/15/32 (d)	820,156	786,480
9.500% 11/01/29 (d)	237,000	243,769
C&W Senior Finance Ltd.
9.000% 1/15/33 (d)	2,104,000	2,167,827
CommScope LLC
9.500% 12/15/31 (d) (e)	1,490,000	1,504,960

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (d)	$491,000	$520,823
Connect Holding II LLC
10.500% 4/03/31 (d)	1,167,000	1,105,674
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (d)	1,619,000	1,679,627
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30	352,352	1,176,856
PIK 6.750%, Cash 6.750% 11/30/30	774,997	793,960
10.750% 11/30/29	3,230,500	3,572,291
Level 3 Financing, Inc.
3.625% 1/15/29 (d)	415,000	383,008
3.750% 7/15/29 (d)	1,109,000	1,009,755
6.875% 6/30/33 (d)	678,636	694,433
7.000% 3/31/34 (d)	2,700,000	2,782,544
8.500% 1/15/36 (d)	629,533	644,631
Sable International Finance Ltd.
7.125% 10/15/32 (d)	1,159,000	1,172,812
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (d) (e)	2,682,000	2,575,570
8.625% 6/15/32 (d)	2,678,000	2,637,940
Uniti Group, Inc., Convertible,
7.500% 12/01/27	314,000	345,934
Windstream Services LLC
7.500% 10/15/33 (d)	1,172,000	1,201,426
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (d)	714,000	749,535
Zayo Group Holdings, Inc.
9.250% 3/09/30 (d)	204,260	194,047
13.750% 9/09/30 (d)	48,548	44,543
		28,928,912
Transportation — 1.7%
Carriage Purchaser, Inc.
7.875% 10/15/29 (d)	1,473,000	1,407,625
Seaspan Corp.
5.500% 8/01/29 (d)	8,136,320	7,726,595
		9,134,220
TOTAL CORPORATE DEBT (Cost $445,389,815)		447,327,961
TOTAL BONDS & NOTES (Cost $481,191,252)		481,979,547
	Number of Shares
Equities — 0.0%
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (h)	4,266	100,251

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Veritas Kapital Assurance PLC, Series G-1 (h)	2,948	$67,804
		168,055
TOTAL PREFERRED STOCK (Cost $113,149)		168,055
TOTAL EQUITIES (Cost $113,149)		168,055
Exchange-Traded Funds — 4.7%
Exchange-Traded Funds — 4.7%
iShares Broad USD High Yield Corporate Bond ETF (e)	671,000	25,092,045
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,103,870)		25,092,045
TOTAL LONG-TERM INVESTMENTS (Cost $506,408,271)		507,239,647
Short-Term Investments — 8.6%
	Principal Amount
Commercial Paper — 2.0%
Fidelity National Information Services, Inc.
4.013% 1/07/26 (d)	$2,750,000	2,747,957
Microchip Technology, Inc.
3.975% 1/30/26 (d)	8,000,000	7,973,000
		10,720,957
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (i)	24,675,502	24,675,502
	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (j)	$10,655,797	10,655,797
TOTAL SHORT-TERM INVESTMENTS (Cost $46,054,355)		46,052,256
TOTAL INVESTMENTS — 102.9% (Cost $552,462,626) (k)		553,291,903
Other Assets/(Liabilities) — (2.9)%		(15,726,862)
NET ASSETS — 100.0%		$537,565,041

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2025, where the rate may not be determined until the time of settlement.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $415,016,599 or 77.20% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $34,744,164 or 6.46% of net assets. The Fund received $10,782,121 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $9,696,527 or 1.80% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Security is perpetual and has no stated maturity date.
(h)	Non-income producing security.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(j)	Maturity value of $10,656,981. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $10,869,013.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Consumer Discretionary — 11.6%
AutoNation, Inc. (a)	37,222	$7,685,599
Bright Horizons Family Solutions, Inc. (a)	26,343	2,671,180
Champion Homes, Inc. (a)	69,825	5,900,213
Cheesecake Factory, Inc. (b)	132,639	6,695,617
Dorman Products, Inc. (a)	51,123	6,297,842
KB Home	89,928	5,072,838
Life Time Group Holdings, Inc. (a)	134,097	3,564,298
Steven Madden Ltd. (b)	179,295	7,465,844
Stride, Inc. (a)	50,259	3,263,317
Visteon Corp. (b)	66,199	6,295,525
Wyndham Hotels & Resorts, Inc.	63,909	4,828,964
		59,741,237
Consumer Staples — 0.5%
Interparfums, Inc.	32,394	2,747,983
Energy — 4.3%
Helmerich & Payne, Inc.	289,998	8,317,143
Kodiak Gas Services, Inc.	198,440	7,421,656
Northern Oil & Gas, Inc. (b)	296,413	6,363,987
		22,102,786
Financials — 19.9%
Ameris Bancorp	52,251	3,880,682
Banc of California, Inc.	338,790	6,535,259
Bank of NT Butterfield & Son Ltd.	90,653	4,516,332
BGC Group, Inc. Class A	536,979	4,795,223
Bullish (a)	68,160	2,581,219
Cathay General Bancorp	140,075	6,778,229
Columbia Banking System, Inc.	324,682	9,074,862
Definity Financial Corp. (b)	68,990	3,816,554
Federated Hermes, Inc.	93,351	4,860,787
Marqeta, Inc. Class A (a)	710,502	3,374,885
Miami International Holdings, Inc. (a)	63,882	2,835,083
OceanFirst Financial Corp.	181,349	3,255,215
Paymentus Holdings, Inc. Class A (a)	96,087	3,035,388
PennyMac Financial Services, Inc.	79,749	10,514,108
Skyward Specialty Insurance Group, Inc. (a)	91,957	4,699,922
Stifel Financial Corp.	35,101	4,395,347
United Community Banks, Inc.	129,397	4,039,774
Webster Financial Corp.	107,567	6,770,267
Wintrust Financial Corp.	61,072	8,539,087
WSFS Financial Corp.	81,316	4,491,896
		102,790,119

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 15.3%
Adaptive Biotechnologies Corp. (a)	204,867	$3,327,040
Addus HomeCare Corp. (a)	30,815	3,309,223
ADMA Biologics, Inc. (a)	516,628	9,423,295
Artivion, Inc. (a)	68,973	3,145,859
BioLife Solutions, Inc. (a)	198,334	4,795,716
Bridgebio Pharma, Inc. (a)	110,907	8,483,276
BrightSpring Health Services, Inc. (a)	233,935	8,760,866
Collegium Pharmaceutical, Inc. (a)	63,035	2,918,520
Encompass Health Corp.	43,572	4,624,732
Guardant Health, Inc. (a)	85,179	8,700,183
Lumexa Imaging Holdings, Inc. (a)	138,964	2,570,834
Nektar Therapeutics (a)	39,615	1,674,922
Repligen Corp. (a)	32,137	5,265,969
Soleno Therapeutics, Inc. (a)	51,591	2,388,663
Tarsus Pharmaceuticals, Inc. (a)	69,378	5,680,671
Twist Bioscience Corp. (a) (b)	116,231	3,686,847
		78,756,616
Industrials — 19.7%
AAR Corp. (a)	68,318	5,656,047
AeroVironment, Inc. (a) (b)	12,680	3,067,165
AGCO Corp.	37,294	3,890,510
Allison Transmission Holdings, Inc.	52,411	5,131,037
ATI, Inc. (a)	49,950	5,732,262
Atmus Filtration Technologies, Inc.	129,181	6,705,786
Bloom Energy Corp. Class A (a)	45,426	3,947,065
Casella Waste Systems, Inc. Class A (a) (b)	79,540	7,790,148
Enpro, Inc.	42,720	9,147,634
Esab Corp.	66,221	7,398,210
Federal Signal Corp.	45,651	4,957,242
Gates Industrial Corp. PLC (a)	264,853	5,686,394
Hayward Holdings, Inc. (a)	269,083	4,157,332
Hub Group, Inc. Class A	177,994	7,584,324
Korn Ferry	58,815	3,882,966
Upwork, Inc. (a) (b)	294,918	5,845,275
WillScot Holdings Corp. (b)	153,720	2,894,548
Zurn Elkay Water Solutions Corp.	178,290	8,288,702
		101,762,647
Information Technology — 14.8%
Allegro MicroSystems, Inc. (a)	231,929	6,118,287
ASGN, Inc. (a)	137,229	6,610,321
Badger Meter, Inc.	21,638	3,773,884
Belden, Inc.	60,339	7,032,511
Credo Technology Group Holding Ltd. (a)	31,322	4,506,923
Itron, Inc. (a)	60,049	5,576,150
Lattice Semiconductor Corp. (a)	92,138	6,779,514
MACOM Technology Solutions Holdings, Inc. (a)	37,447	6,413,922
MKS, Inc.	27,513	4,396,577
Ralliant Corp.	104,018	5,295,556
Rambus, Inc. (a)	28,102	2,582,293
Sanmina Corp. (a)	45,247	6,790,217

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Laboratories, Inc. (a)	40,508	$5,294,396
Unity Software, Inc. (a)	113,073	4,994,434
		76,164,985
Materials — 3.8%
Coeur Mining, Inc. (a)	148,443	2,646,738
Commercial Metals Co.	98,323	6,805,918
Eagle Materials, Inc.	11,882	2,455,772
MP Materials Corp. (a) (b)	49,698	2,510,743
Silgan Holdings, Inc. (b)	132,502	5,349,106
		19,768,277
Real Estate — 6.4%
American Healthcare REIT, Inc.	225,709	10,621,865
Essential Properties Realty Trust, Inc. (b)	271,195	8,043,644
Outfront Media, Inc.	314,280	7,574,148
Terreno Realty Corp.	113,977	6,691,590
		32,931,247
Utilities — 1.7%
Chesapeake Utilities Corp.	33,961	4,236,974
Portland General Electric Co.	88,825	4,262,712
		8,499,686
TOTAL COMMON STOCK (Cost $436,180,043)		505,265,583
TOTAL EQUITIES (Cost $436,180,043)		505,265,583
TOTAL LONG-TERM INVESTMENTS (Cost $436,180,043)		505,265,583
Short-Term Investments — 1.4%
	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$7,120,429	7,120,429
TOTAL SHORT-TERM INVESTMENTS (Cost $7,120,429)		7,120,429
TOTAL INVESTMENTS — 99.4% (Cost $443,300,472) (d)		512,386,012
Other Assets/(Liabilities) — 0.6%		2,984,096
NET ASSETS — 100.0%		$515,370,108

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

Abbreviation Legend
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $41,283,778 or 8.01% of net assets. The Fund received $42,566,764 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $7,121,221. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $7,262,872.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Brazil — 0.5%
MercadoLibre, Inc. (a)	399	$803,690
Canada — 2.4%
Shopify, Inc. Class A (a)	22,711	3,655,790
China — 2.3%
JD.com, Inc. ADR	67,732	1,943,909
Tencent Holdings Ltd.	19,400	1,486,568
		3,430,477
France — 5.9%
Airbus SE	19,397	4,499,199
EssilorLuxottica SA	4,202	1,328,563
LVMH Moet Hennessy Louis Vuitton SE	4,026	3,035,202
		8,862,964
Germany — 2.4%
Allianz SE Registered	2,927	1,342,522
SAP SE	9,146	2,237,828
		3,580,350
India — 4.5%
DLF Ltd.	571,522	4,376,585
HDFC Bank Ltd.	84,344	933,603
ICICI Bank Ltd. Sponsored ADR	50,837	1,514,943
		6,825,131
Italy — 1.2%
Brunello Cucinelli SpA (b)	12,376	1,424,143
Moncler SpA	4,918	316,084
		1,740,227
Japan — 1.9%
Capcom Co. Ltd.	42,700	993,437
Hoya Corp.	5,400	817,933
Keyence Corp.	1,900	688,379
Nintendo Co. Ltd.	5,500	371,521
		2,871,270
Netherlands — 2.4%
Adyen NV (a) (c)	1,217	1,952,643
ASML Holding NV	480	513,079
BE Semiconductor Industries NV	4,630	719,993

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Music Group NV	13,712	$358,233
		3,543,948
Spain — 0.7%
Amadeus IT Group SA	14,716	1,079,400
Sweden — 1.2%
Assa Abloy AB Class B	24,092	934,034
Atlas Copco AB Class A	45,367	812,784
		1,746,818
Switzerland — 2.0%
Galderma Group AG	5,687	1,154,366
Lonza Group AG Registered	2,841	1,922,099
		3,076,465
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	151,000	7,376,860
United States — 67.5%
Alphabet, Inc. Class A	57,089	17,868,857
Amazon.com, Inc. (a)	17,957	4,144,835
Analog Devices, Inc.	14,736	3,996,403
ARM Holdings PLC ADR (a)	8,407	918,969
Berkshire Hathaway, Inc. Class B (a)	595	299,077
Boston Scientific Corp. (a)	22,029	2,100,465
Broadcom, Inc.	13,836	4,788,640
Cadence Design Systems, Inc. (a)	2,455	767,384
Ecolab, Inc.	3,339	876,554
Eli Lilly & Co.	4,547	4,886,570
Equifax, Inc.	5,824	1,263,692
IDEXX Laboratories, Inc. (a)	1,168	790,187
Intuit, Inc.	6,408	4,244,787
Intuitive Surgical, Inc. (a)	4,251	2,407,596
IQVIA Holdings, Inc. (a)	2,915	657,070
Lam Research Corp.	31,103	5,324,212
Las Vegas Sands Corp.	4,629	301,302
Linde PLC (LIN US)	1,044	445,151
Marriott International, Inc. Class A	5,500	1,706,320
Marvell Technology, Inc.	23,195	1,971,111
Mastercard, Inc. Class A	2,520	1,438,618
Meta Platforms, Inc. Class A	13,933	9,197,034
Microsoft Corp.	9,198	4,448,337
Netflix, Inc. (a)	16,529	1,549,759
NVIDIA Corp.	43,410	8,095,965
Phathom Pharmaceuticals, Inc. (a) (b)	32,372	537,051
S&P Global, Inc.	11,502	6,010,830
ServiceNow, Inc. (a)	4,505	690,121
Spotify Technology SA (a)	2,081	1,208,458
Stryker Corp.	1,783	626,671
Thermo Fisher Scientific, Inc.	3,777	2,188,583
TJX Cos., Inc.	7,776	1,194,471

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	13,657	$4,789,646
		101,734,726
TOTAL COMMON STOCK (Cost $87,196,572)		150,328,116
TOTAL EQUITIES (Cost $87,196,572)		150,328,116
TOTAL LONG-TERM INVESTMENTS (Cost $87,196,572)		150,328,116
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (d)	148,444	148,444
	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$1,433,296	1,433,296
TOTAL SHORT-TERM INVESTMENTS (Cost $1,581,740)		1,581,740
TOTAL INVESTMENTS — 100.8% (Cost $88,778,312) (f)		151,909,856
Other Assets/(Liabilities) — (0.8)%		(1,272,340)
NET ASSETS — 100.0%		$150,637,516

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $1,643,525 or 1.09% of net assets. The Fund received $1,580,906 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $1,952,643 or 1.30% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(e)	Maturity value of $1,433,455. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,462,129.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund) (“Short-Duration Bond Fund”)

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund ) (“Inflation-Protected and Income Fund”)

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund) (“Core Bond Fund”)

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund) (“Diversified Bond Fund”)

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund) (“High Yield Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the

Notes to Portfolio of Investments (Unaudited) (Continued)

interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2025. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2025, for the remaining Funds’ investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$56,221,714	$—	$56,221,714
Non-U.S. Government Agency Obligations	—	42,985,596	—	42,985,596
Sovereign Debt Obligations	—	311,500	—	311,500
U.S. Government Agency Obligations and Instrumentalities	—	34,225	—	34,225
Short-Term Investments	776,440	25,533,890	—	26,310,330
Total Investments	$776,440	$125,086,925	$—	$125,863,365
Asset Derivatives
Futures Contracts	$95,755	$—	$—	$95,755
Liability Derivatives
Futures Contracts	$(41,259)	$—	$—	$(41,259)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$5,319,241	$—	$5,319,241
Non-U.S. Government Agency Obligations	—	129,012,326	—	129,012,326
U.S. Government Agency Obligations and Instrumentalities	—	4,001,048	—	4,001,048
U.S. Treasury Obligations	—	37,691,840	—	37,691,840
Exchange-Traded Funds	2,184,624	—	—	2,184,624
Short-Term Investments	—	22,189,766	—	22,189,766
Total Investments	$2,184,624	$198,214,221	$—	$200,398,845
Asset Derivatives
Futures Contracts	$23,761	$—	$—	$23,761
Swap Agreements	—	1,267,934	—	1,267,934
Total	$23,761	$1,267,934	$—	$1,291,695
Liability Derivatives
Futures Contracts	$(1,859)	$—	$—	$(1,859)
Swap Agreements	—	(89,525)	—	(89,525)
Total	$(1,859)	$(89,525)	$—	$(91,384)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$330,977,418	$—	$330,977,418
Non-U.S. Government Agency Obligations	—	204,907,422	—	204,907,422
Sovereign Debt Obligations	—	2,981,392	—	2,981,392
U.S. Government Agency Obligations and Instrumentalities	—	209,412,022	—	209,412,022
U.S. Treasury Obligations	—	85,548,748	—	85,548,748
Short-Term Investments	8,654,503	22,736,750	—	31,391,253
Total Investments	$8,654,503	$856,563,752	$—	$865,218,255
Asset Derivatives
Futures Contracts	$54,949	$—	$—	$54,949
Liability Derivatives
Futures Contracts	$(833,803)	$—	$—	$(833,803)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$28,317,966	$—	$28,317,966
Non-U.S. Government Agency Obligations	—	15,150,615	—	15,150,615
Sovereign Debt Obligations	—	143,376	—	143,376
U.S. Government Agency Obligations and Instrumentalities	—	15,263,288	—	15,263,288
U.S. Treasury Obligations	—	9,995,786	—	9,995,786
Preferred Stock	178,850	—	—	178,850
Purchased Options	—	400	—	400
Warrants	—	—	3,608	3,608
Short-Term Investments	1,042,610	3,987,947	—	5,030,557
Total Investments	$1,221,460	$72,859,378	$3,608	$74,084,446
Asset Derivatives
Forward Contracts	$—	$65,147	$—	$65,147
Futures Contracts	14,846	—	—	14,846
Total	$14,846	$65,147	$—	$79,993
Liability Derivatives
Forward Contracts	$—	$(63,781)	$—	$(63,781)
Futures Contracts	(63,063)	—	—	(63,063)
Written Options	—	(30,341)	—	(30,341)
Total	$(63,063)	$(94,122)	$—	$(157,185)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$34,651,586	$—	$34,651,586
Corporate Debt	—	447,327,961	—	447,327,961
Preferred Stock	—	168,055	—	168,055
Exchange-Traded Funds	25,092,045	—	—	25,092,045
Short-Term Investments	24,675,502	21,376,754	—	46,052,256
Total Investments	$49,767,547	$503,524,356	$—	$553,291,903
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(3,286)	$—	$(3,286)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$803,690	$—	$—	$803,690
Canada	3,655,790	—	—	3,655,790
China	1,943,909	1,486,568	—	3,430,477
France	—	8,862,964	—	8,862,964
Germany	—	3,580,350	—	3,580,350
India	1,514,943	5,310,188	—	6,825,131
Italy	—	1,740,227	—	1,740,227
Japan	—	2,871,270	—	2,871,270
Netherlands	—	3,543,948	—	3,543,948
Spain	—	1,079,400	—	1,079,400
Sweden	—	1,746,818	—	1,746,818
Switzerland	—	3,076,465	—	3,076,465
Taiwan	—	7,376,860	—	7,376,860
United States	101,734,726	—	—	101,734,726
Short-Term Investments	148,444	1,433,296	—	1,581,740
Total Investments	$109,801,502	$42,108,354	$—	$151,909,856

* Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

** Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and SAI(s) Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan, other than those disclosed below and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At December 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$126,875,233	$1,061,996	$(2,073,864)	$(1,011,868)
Inflation-Protected and Income Fund	204,436,437	714,885	(4,752,477)	(4,037,592)
Core Bond Fund	882,028,675	9,476,675	(26,287,095)	(16,810,420)
Diversified Bond Fund	75,872,942	899,667	(2,688,163)	(1,788,496)
High Yield Fund	552,462,626	10,397,242	(9,567,965)	829,277
Small Cap Opportunities Fund	443,300,472	89,688,413	(20,602,873)	69,085,540
Global Fund	88,778,312	65,507,103	(2,375,559)	63,131,544